Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
1 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BONDS – 106 .65%
ASSET-BACKED SECURITIES — 5 .42% **
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(SOFR30A plus 1.21%)
5.78% 12/27/44
1,2
$ 9,336,497 $ 9,219,094
AGL CLO 17 Ltd.,
Series 2022-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.33%)
5.95% 01/21/35
1,2,3
30,520,000 30,603,198
Allegro CLO XIII Ltd.,
Series 2021-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.58% 07/20/34
1,2,3
15,610,000 15,636,412
AMMC CLO 15 Ltd.,
Series 2014-15A, Class AR3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.04% 01/15/32
1,2,3
15,875,622 15,891,228
AMMC CLO 26 Ltd.,
Series 2023-26A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.61% 04/15/36
1,2,3
8,250,000 8,282,241
AMMC CLO 30 Ltd.,
Series 2024-30A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.68%)
6.34% 01/15/37
1,2,3
24,070,000 24,231,702
AMSR Trust,
Series 2021-SFR1, Class G
4.61% 06/17/38
2
15,250,000 13,862,953
Apidos CLO XV,
Series 2013-15A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
6.43% 04/20/31
1,2,3
10,000,000 10,022,390
Apidos CLO XXV,
Series 2016-25A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.14%)
5.47% 01/20/37
1,2,3
30,910,000 30,913,091
Ares XXXVII CLO Ltd.,
Series 2015-4A, Class A1RR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.08%)
5.74% 10/15/30
1,2,3
27,894,211 27,953,877
Barings CLO Ltd.,
Series 2018-4A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.81% 10/15/30
1,2,3
16,645,934 16,667,873
BCRED MML CLO, LLC,
Series 2022-1A, Class A1
(CME Term SOFR 3-Month plus 1.65%)
6.27% 04/20/35
1,2
48,400,000 48,441,188
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
BlueMountain CLO XXXII Ltd.,
Series 2021-32A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.62% 10/15/34
1,2,3
$ 15,000,000 $ 15,030,750
Carvana Auto Receivables Trust,
Series 2021-N1, Class R
0.00% 01/10/28
2
53,821 5,692,349
Carvana Auto Receivables Trust,
Series 2021-P4, Class R
0.00% 09/11/28
2
43,250 7,590,163
Carvana Auto Receivables Trust,
Series 2023-N1, Class R
0.00% 04/10/30
2
30,000 9,160,968
Carvana Auto Receivables Trust,
Series 2023-N1, Class XS
0.00% 04/10/30
2,4,5
288,945,039 4,034,829
Carvana Auto Receivables Trust,
Series 2023-N3, Class R
0.00% 09/10/30
2
30,900 8,062,687
Cedar Funding II CLO Ltd.,
Series 2013-1A, Class BRR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.23% 04/20/34
1,2,3
4,800,000 4,804,685
Cedar Funding V CLO Ltd.,
Series 2016-5A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.66% 07/17/31
1,2,3
7,000,000 7,007,539
Cedar Funding VIII CLO Ltd.,
Series 2017-8A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.56% 10/17/34
1,2,3
9,550,000 9,577,981
CIFC Funding 2014 Ltd.,
Series 2014-1A, Class BR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.29% 01/18/31
1,2,3
8,000,000 8,016,000
CIFC Funding Ltd.,
Series 2013-2A, Class A2L2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.76%)
6.39% 10/18/30
1,2,3
10,500,000 10,518,795
CIFC Funding Ltd.,
Series 2017-4A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
6.45% 10/24/30
1,2,3
3,475,000 3,480,921
CIFC Funding Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.48% 10/20/34
1,2,3
9,000,000 9,011,439

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
CIFC Funding Ltd.,
Series 2021-6A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.57% 10/15/34
1,2,3
$ 20,000,000 $ 20,036,980
CIFC Funding Ltd.,
Series 2022-1A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.97% 04/17/35
1,2,3
25,000,000 25,087,500
CIFC Funding Ltd.,
Series 2023-2A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.75%)
6.37% 01/21/37
1,2,3
14,000,000 14,083,090
CIT Education Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.56%)
5.29% 06/25/42
1,2
5,093,301 4,775,685
Clear Creek CLO LTD.
Series 2015-1A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.08% 10/20/30
1,2,3
2,312,684 2,314,337
College Loan Corp. Trust,
Series 2005-2, Class B
(SOFR90A plus 0.75%)
6.01% 01/15/37
1
975,685 905,604
CVC Cordatus Loan Fund VIII DAC,
Series 8X, Class BRR
(Ireland)
(3-Month Euribor plus 1.40%)
4.58% 07/15/34
1,3
8,200,000 8,437,549
CyrusOne Data Centers Issuer I LLC,
Series 2023-2A, Class A2
5.56% 11/20/48
2
22,650,000 22,659,835
Dryden 30 Senior Loan Fund,
Series 2013-30A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.04% 11/15/28
1,2,3
1,500,000 1,501,224
Dryden 40 Senior Loan Fund,
Series 2015-40A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.67% 08/15/31
1,2,3
17,516,170 17,550,992
Dryden 65 CLO Ltd.,
Series 2018-65A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.49% 07/18/30
1,2,3
3,500,000 3,509,377
Dryden 92 CLO Ltd.,
Series 2021-92A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.43% 11/20/34
1,2,3
22,500,000 22,549,567
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.16%)
5.82% 04/15/29
1,2,3
$ 12,597,136 $ 12,622,331
Eaton Vance CLO Ltd.,
Series 2013-1A, Class A13R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.51%)
6.17% 01/15/34
1,2,3
23,850,000 23,910,317
Elmwood CLO XI Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.48% 10/20/34
1,2,3
16,000,000 16,025,648
Fillmore Park CLO Ltd.,
Series 2018-1A, Class B1B2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.81%)
6.47% 07/15/30
1,2,3
8,000,000 8,010,192
FirstKey Homes Trust,
Series 2021-SFR1, Class F1
3.24% 08/17/38
2
12,416,000 11,855,950
FirstKey Homes Trust,
Series 2021-SFR2, Class F1
2.91% 09/17/38
2
12,677,000 11,778,742
Goal Capital Funding Trust,
Series 2006-1, Class B
(CME Term SOFR 3-Month plus 0.45%)
5.30% 08/25/42
1
918,042 878,498
Golub Capital Partners CLO 66B Ltd.,
Series 2023-66A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.95%)
6.58% 04/25/36
1,2,3
20,000,000 20,087,000
Greenwood Park CLO Ltd.,
Series 2018-1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.32% 04/15/31
1,2,3
10,000,000 10,024,870
HPS Loan Management Ltd.
Series 15A-19, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.32%)
5.95% 01/22/35
1,2,3
35,720,000 35,807,014
HPS Loan Management Ltd.,
Series 13A-18, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.13%)
5.79% 10/15/30
1,2,3
35,669,597 35,694,851
HPS Loan Management Ltd.,
Series 2021-16A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.59% 01/23/35
1,2,3
19,250,000 19,284,958

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
3 / December 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
HPS Loan Management Ltd.,
Series 2023-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.90%)
6.53% 04/23/36
1,2,3
$ 17,400,000 $ 17,455,854
HPS Loan Management Ltd.,
Series 2023-18A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.95%)
7.57% 07/20/36
1,2,3
10,000,000 10,101,970
Invesco U.S. CLO Ltd.,
Series 2023-2A, Class A
(United Kingdom)
(CME Term SOFR 3-Month plus 1.80%)
6.42% 04/21/36
1,2,3
12,600,000 12,651,773
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
2
443,036 411,914
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
2
27,884,729 24,707,401
LCM Loan Income Fund I Ltd.,
Series 1A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.71%)
6.33% 04/20/31
1,2,3
7,500,000 7,515,217
LCM XIV LP,
Series 14A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.92% 07/20/31
1,2,3
4,868,585 4,874,632
LCM XIV LP,
Series 14A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.84%)
6.46% 07/20/31
1,2,3
3,385,000 3,393,209
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.41%)
6.03% 04/19/33
1,2,3
29,464,912 29,523,842
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.12%)
5.74% 10/20/29
1,2,3
28,707,596 28,743,797
Madison Park Funding XXIX Ltd.,
Series 2018-29A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.18%)
5.81% 10/18/30
1,2,3
43,231,435 43,292,132
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.38%)
6.03% 07/17/34
1,2,3
10,500,000 10,520,202
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Magnetite XII Ltd.,
Series 2015-12A, Class AR4
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.81% 10/15/31
1,2,3
$ 28,491,494 $ 28,548,477
Magnetite XXIII Ltd.,
Series 2019-23A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.54% 01/25/35
1,2,3
20,000,000 20,040,740
Magnetite XXV Ltd.,
Series 2020-25A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.46%)
6.09% 01/25/32
1,2,3
21,267,613 21,307,171
MetroNet,
Series 2023-3, Class A
7.95% 04/20/53
4,5
24,026,000 24,234,349
Navient Student Loan Trust,
Series 2014-1, Class A3
(SOFR30A plus 0.62%)
5.19% 06/25/31
1
307,839 304,191
NCFA LLC-Loan Participation 1
2.75% 06/12/28
1,3,4,5
18,600,000 18,600,000
Neuberger Berman Loan Advisers CLO 33 Ltd.,
Series 2019-33A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.51% 10/16/33
1,2,3
23,000,000 23,049,496
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.95% 04/14/35
1,2,3
32,050,000 32,086,441
NYACK Park CLO Ltd.,
Series 2021-1A, Class B1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.86%)
6.48% 10/20/34
1,2,3
20,000,000 20,038,120
OCP CLO Ltd.,
Series 2014-6A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.80% 10/17/30
1,2,3
4,180,267 4,182,884
OCP CLO Ltd.,
Series 2020-19A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.58% 10/20/34
1,2,3
15,500,000 15,546,376
Octagon 67 Ltd.,
Series 2023-1A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.80%)
6.43% 04/25/36
1,2,3
21,210,000 21,262,346

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 4
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 27 Ltd.,
Series 2016-1A, Class A2R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.61%)
6.27% 07/15/30
1,2,3
$ 10,000,000 $ 10,005,940
Octagon Investment Partners 44 Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.62% 10/15/34
1,2,3
18,800,000 18,818,687
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.57% 07/15/36
1,2,3
7,250,000 7,271,750
Octagon Investment Partners XXI Ltd.,
Series 2014-1A, Class A2R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.66%)
6.18% 02/14/31
1,2,3
1,470,000 1,473,587
OHA Credit Funding 7 Ltd.,
Series 2020-7A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.30%)
5.92% 02/24/37
1,2,3
6,960,000 6,974,595
Palmer Square CLO Ltd.,
Series 2018-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.15% 04/18/37
1,2,3
23,000,000 23,046,023
Palmer Square CLO Ltd.,
Series 2021-4A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.57% 10/15/34
1,2,3
19,500,000 19,530,420
Progress Residential Trust,
Series 2021-SFR2, Class H
5.00% 04/19/38
2
21,439,000 20,757,913
Progress Residential Trust,
Series 2021-SFR6, Class E2
2.53% 07/17/38
2
3,973,000 3,804,045
Progress Residential Trust,
Series 2021-SFR6, Class F
3.42% 07/17/38
2
10,437,000 10,109,512
Progress Residential Trust,
Series 2021-SFR6, Class G
4.00% 07/17/38
2
8,896,000 8,546,500
Progress Residential Trust,
Series 2021-SFR7, Class F
3.83% 08/17/40
2
23,777,000 21,333,397
Progress Residential Trust,
Series 2021-SFR8, Class E1
2.38% 10/17/38
2
17,400,000 16,421,419
Progress Residential Trust,
Series 2021-SFR8, Class E2
2.53% 10/17/38
2
13,425,000 12,661,077
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Progress Residential Trust,
Series 2021-SFR8, Class F
3.18% 10/17/38
2
$ 61,665,000 $ 57,900,524
Progress Residential Trust,
Series 2021-SFR8, Class G
4.01% 10/17/38
2
19,482,000 18,160,345
Progress Residential,
Series 2021-SFR1, Class E
2.11% 04/17/38
2
3,000,000 2,893,441
Progress Residential,
Series 2021-SFR3, Class E1
2.54% 05/17/26
2
3,055,000 2,970,867
Progress Residential,
Series 2021-SFR3, Class G
4.25% 05/17/26
2
3,190,000 3,133,324
Rad CLO 18 Ltd.,
Series 2023-18A, Class A1
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.95%)
6.61% 04/15/36
1,2,3
29,590,000 29,723,155
Rad CLO 4 Ltd.,
Series 2019-4A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.23%)
5.86% 04/25/32
1,2,3
9,624,628 9,647,901
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.34%)
5.96% 04/20/34
1,2,3
32,680,000 32,717,190
Regatta XIV Funding Ltd.,
Series 2018-3A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.73% 10/25/31
1,2,3
42,017,481 42,045,968
Regatta XX Funding Ltd.,
Series 2021-2A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.62% 10/15/34
1,2,3
17,000,000 17,026,656
Rockford Tower CLO Ltd.,
Series 2017-2A, Class AR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.28%)
5.94% 10/15/29
1,2,3
3,476,141 3,479,517
Rockford Tower CLO Ltd.,
Series 2017-3A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.45%)
6.07% 10/20/30
1,2,3
1,901,640 1,904,032
Rockford Tower CLO Ltd.,
Series 2020-1A, Class A1R
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.52%)
6.14% 01/20/36
1,2,3
22,730,000 22,747,047

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
5 / December 2024
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Sixth Street CLO XVII Ltd.,
Series 2021-17A, Class A
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.50%)
6.12% 01/20/34
1,2,3
$ 12,975,000 $ 13,004,804
Sixth Street CLO XX Ltd.,
Series 2021-20A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.53% 10/20/34
1,2,3
25,000,000 25,048,375
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5
25,084,966 22,883,171
SLC Student Loan Trust,
Series 2004-1, Class B
(SOFR90A plus 0.55%)
5.60% 08/15/31
1
160,966 141,777
SLM Student Loan Trust,
Series 2003-12, Class B
(SOFR90A plus 0.85%)
5.66% 12/15/68
1
25,991 24,891
SLM Student Loan Trust,
Series 2006-2, Class A6
(SOFR90A plus 0.43%)
5.62% 01/25/41
1
17,130,166 16,784,255
SLM Student Loan Trust,
Series 2006-8, Class A6
(SOFR90A plus 0.42%)
5.61% 01/25/41
1
18,488,121 18,127,246
SLM Student Loan Trust,
Series 2007-1, Class A6
(SOFR90A plus 0.40%)
5.59% 01/27/42
1
18,193,417 17,576,986
SLM Student Loan Trust,
Series 2007-1, Class B
(SOFR90A plus 0.48%)
5.67% 01/27/42
1
2,126,633 2,003,420
SLM Student Loan Trust,
Series 2007-6, Class B
(SOFR90A plus 1.11%)
6.30% 04/27/43
1
2,630,919 2,545,619
SLM Student Loan Trust,
Series 2007-7, Class A4
(SOFR90A plus 0.59%)
5.78% 01/25/22
1
99,715 97,955
SLM Student Loan Trust,
Series 2008-2, Class B
(SOFR90A plus 1.46%)
6.65% 01/25/83
1
38,874,000 40,341,735
SLM Student Loan Trust,
Series 2008-3, Class A3
(SOFR90A plus 1.26%)
6.45% 10/25/21
1
6,429 6,392
SLM Student Loan Trust,
Series 2008-3, Class B
(SOFR90A plus 1.46%)
6.65% 04/26/83
1
2,260,000 2,344,542
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class A4
(SOFR90A plus 1.91%)
7.10% 07/25/22
1
$ 735,211 $ 737,069
SLM Student Loan Trust,
Series 2008-4, Class B
(SOFR90A plus 2.11%)
7.30% 04/25/73
1
8,849,000 9,266,517
SLM Student Loan Trust,
Series 2008-5, Class A4
(SOFR90A plus 1.96%)
7.15% 07/25/23
1
9,790,762 9,815,033
SLM Student Loan Trust,
Series 2008-5, Class B
(SOFR90A plus 2.11%)
7.30% 07/25/73
1
37,199,000 38,550,510
SLM Student Loan Trust,
Series 2008-6, Class A4
(SOFR90A plus 1.36%)
6.55% 07/25/23
1
3,493,174 3,489,843
SLM Student Loan Trust,
Series 2008-6, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
1
31,424,000 32,416,775
SLM Student Loan Trust,
Series 2008-7, Class B
(SOFR90A plus 2.11%)
7.30% 07/26/83
1
17,206,000 17,778,829
SLM Student Loan Trust,
Series 2012-1, Class A3
(SOFR30A plus 1.06%)
5.63% 09/25/28
1
307,711 303,432
SLM Student Loan Trust,
Series 2012-2, Class A
(SOFR30A plus 0.81%)
5.38% 01/25/29
1
6,964,947 6,795,279
SLM Student Loan Trust,
Series 2012-7, Class A3
(SOFR30A plus 0.76%)
5.33% 05/26/26
1
12,004,666 11,677,472
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
17,000,000 15,746,063
Symphony CLO XX Ltd.,
Series 2018-20A, Class AR2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.10%)
5.75% 01/16/32
1,2,3
34,730,483 34,790,185
Symphony CLO XXIX Ltd.,
Series 2021-29A, Class B
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.91%)
6.57% 01/15/34
1,2,3
14,500,000 14,532,176
United Auto Credit Securitization Trust,
Series 2022-2, Class R1
0.00% 04/10/29
2
33,600 2

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 6
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1A, Class A2
(United Kingdom)
6.17% 05/28/39
2,3
$ 12,435,000 $ 15,775,468
Voya CLO Ltd.,
Series 2015-3A, Class A1R3
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 10/20/31
1,2,3
15,203,495 15,219,169
Voya CLO Ltd.,
Series 2016-3A, Class A1R2
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.15%)
5.78% 10/18/31
1,2,3
28,456,750 28,524,990
Voya CLO Ltd.,
Series 2019-4A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 2.01%)
6.67% 01/15/35
1,2,3
17,500,000 17,549,928
Voya CLO Ltd.,
Series 2020-2A, Class BR
(Cayman Islands)
(CME Term SOFR 3-Month plus 1.96%)
6.58% 07/19/34
1,2,3
11,625,000 11,625,581
Total Asset-Backed Securities
(Cost $1,945,272,844) 1,996,129,319
BANK LOANS — 1 .66% *
Communications — 0 .15%
CCI Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 12/17/27
1
4,885,167 4,896,061
CSC Holdings LLC,
Term Loan B5, 1st Lien
(SOFR plus 2.50%)
7.17% 04/15/27
1
6,208,311 5,742,688
Frontier Communications Holdings LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
8.76% 07/01/31
1
6,967,538 7,063,341
NEP Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.36%)
7.72% 08/19/26
1,6
3,075,846 2,819,013
Numericable U.S. LLC,
Term Loan B14, 1st Lien
(SOFR plus 5.50%)
10.16% 08/15/28
1
5,016,721 4,042,223
Research Now LLC,
Term Loan
(SOFR plus 5.50%)
9.79% 04/22/25
1
1,616,743 1,626,177
Virgin Media Bristol LLC,
Term Loan N, 1st Lien
(SOFR plus 2.61%)
7.01% 01/31/28
1
1,735,643 1,726,418
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Communications (continued)
Term Loan Y, 1st Lien
(SOFR plus 3.28%)
7.72% 03/31/31
1
$ 802,250 $ 795,836
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.11%)
7.47% 03/09/27
1
28,170,278 26,445,975
55,157,732
Consumer Discretionary — 0 .12%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
7.34% 07/31/28
1
2,540,031 2,545,340
(SOFR plus 3.50%)
8.05% 07/31/28
1
1,482,617 1,485,716
BrewCo Borrower LLC,
Term Loan, 1st Lien
(SOFR plus 6.25%)
10.91% 04/05/28
1,4
1,975,168 1,501,128
City Brewing Co. LLC,
Term Loan, 1st Lien
(SOFR plus 3.76%)
8.42% 04/05/28
1
5,119,112 3,647,367
(SOFR plus 5.26%)
9.92% 04/05/28
1,7
7,568,283 2,976,871
Hilton Worldwide Finance LLC,
Term Loan B4, 1st Lien
(SOFR plus 1.75%)
6.09% 11/08/30
1
1,603,094 1,613,121
Naked Juice, LLC,
Term Loan, 1st Lien (Luxembourg)
(SOFR plus 3.10%)
7.57% 01/24/29
1,3
41,607,899 27,662,179
Term Loan, 2nd Lien
(SOFR plus 6.10%)
10.43% 01/24/30
1
4,735,415 1,675,153
43,106,875
Diversified REITs — 0 .01%
SBA Senior Finance II LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 01/25/31
1
3,493,299 3,497,072
Electric — 0 .09%
Alpha Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.11% 09/30/31
1
6,882,914 6,939,698
Calpine Corp.,
Term Loan B10, 1st Lien
(SOFR plus 1.00%)
6.05% 01/31/31
1
1,773,738 1,770,616

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
7 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Electric (continued)
Cornerstone Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.25%)
7.55% 10/28/31
1
$ 2,106,833 $ 2,127,901
Edgewater Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.61% 08/01/30
1
2,294,473 2,329,716
EFS Cogen Holdings I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.81% 10/03/31
1
4,084,461 4,109,989
Hunterstown Generation LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.83% 10/29/31
1
2,454,271 2,473,905
Lackawanna Energy Center LLC,
Term Loan B2, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
1
1,131,589 1,142,197
Term Loan C, 1st Lien
(SOFR plus 4.25%)
8.71% 08/06/29
1
247,903 250,228
Potomac Energy Center LLC,
Term Loan, 1st Lien
(SOFR plus 6.00%)
10.96% 11/12/26
1
2,565,225 2,587,671
South Field Energy LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
1
3,156,398 3,184,016
Term Loan C, 1st Lien
(SOFR plus 3.75%)
8.22% 08/29/31
1
196,765 198,486
Talen Energy Supply LLC,
Term Loan C, 1st Lien
(SOFR plus 3.50%)
8.02% 05/17/30
1
1,005,290 1,011,085
Vistra Operations Co. LLC,
Term Loan B, 1st Lien
(SOFR plus 1.75%)
6.11% 12/20/30
1
5,107,327 5,124,743
33,250,251
Entertainment — 0 .03%
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.85%)
6.40% 08/01/27
1
1,496,771 1,496,711
Showtime Acquisition LLC,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.24% 08/13/31
1
7,390,946 7,432,520
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Entertainment (continued)
William Morris Endeavor Entertainment LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.86%)
7.22% 05/18/25
1
$ 2,851,990 $ 2,862,329
11,791,560
Finance — 0 .13%
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B6, 1st Lien
(SOFR plus 1.75%)
6.12% 06/21/30
1
21,754,426 21,768,348
Cpv Fairview LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.86% 08/14/31
1
1,205,746 1,222,325
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.08% 04/09/27
1
8,262,206 8,099,565
GIH Borrower LLC,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.84% 11/26/31
1
2,275,847 2,287,227
Jane Street Group LLC,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
6.40% 12/10/31
1
5,316,578 5,305,706
Telenet Financing USD LLC,
Term Loan AR, 1st Lien
(SOFR plus 2.11%)
6.51% 04/30/28
1
4,630,109 4,515,189
WEC U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.09% 01/27/31
1
3,220,259 3,226,796
46,425,156
Food — 0 .03%
8th Avenue Food & Provisions, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.86%)
8.22% 10/01/25
1
1,092,827 1,072,610
Dessert Holdings, Inc.,
Term Loan, 1st Lien
(SOFR plus 4.11%)
8.58% 06/09/28
1
2,217,707 2,139,533
United Natural Foods, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 04/25/31
1
8,352,067 8,504,492
11,716,635

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 8
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Gaming — 0 .02%
Churchill Downs, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 2.10%)
6.46% 03/17/28
1
$ 8,938,635 $ 8,960,982
Health Care — 0 .15%
Bausch + Lomb Corp.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 3.35%)
7.69% 05/10/27
1,3
3,698,865 3,717,525
Term Loan, 1st Lien (Canada)
(SOFR plus 4.00%)
8.33% 09/29/28
1,3
1,827,368 1,839,365
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.15%)
6.74% 11/15/27
1
3,113,883 3,106,301
Jazz Financing Lux SARL,
Term Loan B2, 1st Lien (Luxembourg)
(SOFR plus 2.25%)
6.61% 05/05/28
1,3
15,402,284 15,460,043
Medline Borrower LP,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.61% 10/23/28
1
4,865,621 4,888,294
Modivcare, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.08% 07/01/31
1
20,268,483 19,255,059
NSM Top Holdings Corp.,
Term Loan, 1st Lien
(SOFR plus 5.35%)
9.68% 05/14/29
1
2,366,575 2,396,157
Star Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% 09/27/30
1
6,310,620 6,175,730
56,838,474
Health Care REITs — 0 .15%
Healthpeak Properties, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 0.94%)
5.30% 02/22/27
1
13,772,696 13,548,890
5.30% 08/20/27
1
13,772,696 13,531,674
Term Loan, 1st Lien
(SOFR plus 0.95%)
5.78% 03/01/29
1
27,796,272 27,275,092
54,355,656
Industrials — 0 .23%
Alliance Laundry Systems LLC,
Term Loan B, 1st Lien
(SOFR plus 3.50%)
7.84% 08/19/31
1
4,942,656 4,981,950
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Industrials (continued)
Artera Services LLC,
Term Loan, 1st Lien
(SOFR plus 4.50%)
8.83% 02/15/31
1
$ 6,085,027 $ 6,042,341
ASP Blade Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.59% 10/13/28
1
1,590,555 941,274
Balcan Innovations, Inc.,
Term Loan B, 1st Lien (Canada)
(SOFR plus 4.75%)
9.38% 10/10/31
1,3
3,578,115 3,596,006
Berry Global, Inc.,
Term Loan AA, 1st Lien
(SOFR plus 1.86%)
6.34% 07/01/29
1
35,528,231 35,646,184
Coherent Corp.,
Term Loan B, 1st Lien
(SOFR plus 2.50%)
6.86% 07/02/29
1
1,732,772 1,739,989
Michaels Cos., Inc. (The),
Term Loan, 1st Lien
(SOFR plus 4.51%)
8.84% 04/15/28
1
27,251,600 22,065,893
TCP Sunbelt Acquisition Co.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.99% 10/24/31
1
4,990,000 5,018,069
Transdigm, Inc.,
Term Loan I, 1st Lien
(SOFR plus 2.75%)
7.08% 08/24/28
1
5,311,360 5,334,332
WEC U.S. Holdings Ltd.,
Term Loan B, 1st Lien
(SOFR plus 2.25%)
6.59% 01/27/31
1
644,365 645,673
86,011,711
Information Technology — 0 .21%
Arches Buyer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.35%)
7.71% 12/06/27
1
5,440,096 5,324,875
Barracuda Parent  LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
8.94% 08/15/29
1
2,619,091 2,429,705
Cast & Crew Payroll LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
8.11% 12/29/28
1
1,909,344 1,855,205
Delivery Hero SE,
Term Loan B, 1st Lien
(SOFR plus 5.00%)
9.52% 12/12/29
1
4,754,877 4,788,565

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
9 / December 2024
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology (continued)
EagleView Technology Co.,
Term Loan B, 1st Lien
(SOFR plus 3.76%)
8.09% 08/14/25
1
$ 18,886,361 $ 17,947,898
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.43% 10/01/27
1
17,624,242 17,115,078
Match Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 1.90%)
6.27% 02/13/27
1
1,793,280 1,793,280
MH Sub I LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
8.61% 12/11/31
1
6,683,212 6,635,159
Term Loan B3, 1st Lien
(SOFR plus 4.25%)
8.82% 05/03/28
1
2,994,123 2,999,063
Nielsen Consumer, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.75%)
9.11% 03/06/28
1
2,296,879 2,319,848
Renaissance Holding Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.36% 04/05/30
1
4,785,789 4,780,142
Research Now Group LLC,
Term Loan, 1st Lien
(SOFR plus 5.76%)
10.29% 10/16/28
1
3,265,297 3,056,122
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.26%)
8.71% 03/04/28
1
3,143,194 2,661,170
Xerox Corp.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
8.33% - 8.36% 11/17/29
1
5,786,894 5,795,342
79,501,452
Insurance — 0 .09%
Acrisure LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.75%)
7.11% 02/15/27
1
7,534,571 7,559,888
AmWINS Group, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.36%)
6.72% 02/19/28
1
15,098,668 15,162,007
Asurion LLC,
Term Loan B4, 2nd Lien
(SOFR plus 5.36%)
9.72% 01/20/29
1
3,290,000 3,185,378
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Insurance (continued)
Term Loan B8, 1st Lien
(SOFR plus 3.36%)
7.72% 12/23/26
1
$ 6,292,940 $ 6,295,866
32,203,139
Materials — 0 .02%
Chemours Co. (The),
Term Loan B3, 1st Lien
(SOFR plus 3.00%)
7.36% 08/18/28
1
4,222,469 4,252,807
Mativ Holdings, Inc.,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 2.60%)
6.96% 05/06/27
1
3,157,435 3,141,648
7,394,455
Residential REITs — 0 .10%
Invitation Homes Operating Partnership LP,
Term Loan A, 1st Lien
(SOFR plus 0.95%)
5.43% 09/09/28
1
36,581,794 36,033,067
Retail — 0 .05%
1011778 BC Unlimited Liability Co.,
Term Loan B6, 1st Lien (Canada)
(SOFR plus 1.75%)
6.11% 09/20/30
1,3
6,669,656 6,646,046
KFC Holding Co.,
Term Loan B, 1st Lien
(SOFR plus 1.86%)
6.24% 03/15/28
1
8,518,429 8,548,839
Peer Holding III BV,
Term Loan B5, 1st Lien (Netherlands)
(SOFR plus 3.00%)
7.47% 07/01/31
1,3
3,445,079 3,468,764
18,663,649
Services — 0 .08%
Albion Financing 3 SARL,
Term Loan B, 1st Lien (Luxembourg)
(SOFR plus 3.25%)
8.56% 08/16/29
1,3
868,062 878,188
Amspec Parent LLC,
Delayed-Draw Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55% 12/12/31
1
229,899 231,623
Term Loan B, 1st Lien
(SOFR plus 4.25%)
8.55% 12/11/31
1
1,498,663 1,509,903
Belron Finance U.S. LLC,
Term Loan B, 1st Lien
(SOFR plus 2.75%)
7.27% 10/16/31
1
2,897,774 2,929,027
Boost Newco Borrower LLC,
Term Loan B1, 1st Lien
(SOFR plus 2.50%)
6.83% 01/31/31

2,403,910 2,421,447

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 10
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services (continued)
CCRR Parent, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
9.03% 03/06/28
1
$ 8,386,894 $ 5,060,949
Kelso Industries LLC,
Delayed-Draw Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
1
1,808,333 1,794,771
Term Loan, 1st Lien
(SOFR plus 5.75%)
10.09% 12/31/29
1
4,701,667 4,666,404
Ryan LLC,
Term Loan, 1st Lien
(SOFR plus 3.50%)
7.86% 11/14/30
1
2,787,122 2,798,451
Sabre GLBL, Inc.,
Term Loan B1, 1st Lien
(SOFR plus 4.25%)
8.65% 06/30/28
1
468,313 457,193
Term Loan B2, 1st Lien
(SOFR plus 5.10%)
9.46% 06/30/28
1
1,695,612 1,660,640
TruGreen LP,
Term Loan B, 1st Lien
(SOFR plus 4.10%)
8.46% 11/02/27
1
4,023,887 3,928,319
28,336,915
Total Bank Loans
(Cost $639,381,450) 613,244,781
CORPORATES — 15 .00% *
Banking — 2 .59%
Bank of America Corp.
1.73% 07/22/27
8
42,299,000 40,336,244
2.30% 07/21/32
8
2,000 1,669
2.59% 04/29/31
8
1,736,000 1,528,428
2.69% 04/22/32
8
2,174,000 1,870,950
3.42% 12/20/28
8
1,587,000 1,522,141
Bank of America Corp.
(MTN)
1.92% 10/24/31
8
18,688,000 15,618,506
2.09% 06/14/29
8
185,568,000 168,381,302
2.50% 02/13/31
8
201,000 176,804
3.97% 03/05/29
8
336,000 325,942
(CME Term SOFR 3-Month plus 0.91%)
5.41% 12/01/26
1
50,000,000 50,218,422
Bank of America Corp.,
Series N
1.66% 03/11/27
8
82,373,000 79,390,950
HSBC Holdings PLC
(United Kingdom)
2.01% 09/22/28
3,8
40,670,000 37,499,168
2.21% 08/17/29
3,8
9,737,000 8,755,222
JPMorgan Chase & Co.
1.04% 02/04/27
8
15,825,000 15,202,353
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
1.47% 09/22/27
8
$ 10,000,000 $ 9,458,645
1.58% 04/22/27
8
19,179,000 18,418,873
1.95% 02/04/32
8
47,125,000 39,115,314
2.01% 03/13/26
8
2,732,000 2,716,206
2.07% 06/01/29
8
3,013,000 2,738,929
2.18% 06/01/28
8
2,490,000 2,338,515
2.55% 11/08/32
8
18,461,000 15,599,844
2.58% 04/22/32
8
19,039,000 16,354,921
2.95% 02/24/28
8
23,236,000 22,348,182
2.96% 01/25/33
8
12,277,000 10,622,861
3.70% 05/06/30
8
2,876,000 2,723,472
4.01% 04/23/29
8
2,671,000 2,591,079
4.45% 12/05/29
8
8,325,000 8,159,337
5.01% 01/23/30
8
10,505,000 10,497,644
JPMorgan Chase & Co.,
NVS
1.05% 11/19/26
8
13,390,000 12,962,498
PNC Financial Services Group, Inc. (The)
5.07% 01/24/34
8
3,000 2,924
5.68% 01/22/35
8
20,690,000 20,939,491
Santander UK Group Holdings PLC
(United Kingdom)
1.53% 08/21/26
3,8
6,354,000 6,210,246
2.47% 01/11/28
3,8
15,466,000 14,650,555
3.82% 11/03/28
3,8
2,200,000 2,118,811
U.S. Bancorp
4.65% 02/01/29
8
70,000 69,314
4.84% 02/01/34
8
21,883,000 20,950,644
5.68% 01/23/35
8
8,470,000 8,553,280
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
8
16,673,000 16,622,272
2.39% 06/02/28
8
66,030,000 62,214,856
2.88% 10/30/30
8
161,948,000 146,201,534
3.35% 03/02/33
8
3,862,000 3,388,741
3.53% 03/24/28
8
35,510,000 34,462,178
4.90% 07/25/33
8
4,193,000 4,054,633
5.57% 07/25/29
8
14,844,000 15,074,728
952,988,628
Communications — 2 .00%
Altice France SA
(France)
5.13% 07/15/29
2,3
1,720,000 1,292,780
8.13% 02/01/27
2,3
3,210,000 2,608,776
C&W Senior Finance Ltd.
(Cayman Islands)
6.88% 09/15/27
2,3
1,400,000 1,386,475
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 10,000,000 7,929,931
3.70% 04/01/51 3,627,000 2,279,460
3.90% 06/01/52 17,587,000 11,349,734
4.80% 03/01/50 90,694,000 68,328,726
5.38% 04/01/38 505,000 451,564
5.38% 05/01/47 98,442,000 80,667,019

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
11 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
5.75% 04/01/48 $ 27,774,000 $ 23,839,298
Charter Communications Operating, LLC/Charter
Communications Operating Capital
5.13% 07/01/49 14,837,000 11,690,189
CommScope LLC,
4.75% 09/01/29
2
9,190,000 8,234,306
CSC Holdings LLC
4.50% 11/15/31
2
775,000 563,578
4.63% 12/01/30
2
4,879,000 2,556,201
5.38% 02/01/28
2
11,004,000 9,504,074
5.75% 01/15/30
2
11,758,000 6,699,758
6.50% 02/01/29
2
55,551,000 46,782,430
11.25% 05/15/28
2
6,290,000 6,206,727
11.75% 01/31/29
2
15,044,000 14,879,184
Frontier Communications Holdings LLC
5.00% 05/01/28
2
5,383,000 5,286,070
8.63% 03/15/31
2
9,269,000 9,865,718
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
63,777,000 62,120,228
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
2
55,170,000 40,358,362
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
2
5,875,563 5,881,339
5.15% 03/20/28
2
195,711,750 196,772,727
Time Warner Cable LLC
4.50% 09/15/42 27,580,000 20,628,178
5.50% 09/01/41 37,297,000 31,735,856
5.88% 11/15/40 2,016,000 1,804,931
T-Mobile USA, Inc.
4.70% 01/15/35 58,630,000 55,444,514
737,148,133
Consumer Discretionary — 0 .78%
Altria Group, Inc.
3.70% 02/04/51 995,000 678,129
Anheuser-Busch InBev SA
(EMTN)
(Belgium)
3.95% 03/22/44
3
35,190,000 37,145,220
Bacardi Ltd.
(Bermuda)
5.15% 05/15/38
2,3
2,881,000 2,650,794
Diageo Finance PLC
(EMTN)
(United Kingdom)
3.75% 08/30/44
3
1,475,000 1,527,427
Imperial Brands Finance PLC
(United Kingdom)
3.50% 07/26/26
2,3
20,000,000 19,584,007
Pernod Ricard SA
(EMTN)
(France)
3.63% 05/07/34
3
13,600,000 14,177,972
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
3.75% 09/15/33
3
$ 1,000,000 $ 1,054,486
Reynolds American, Inc.
5.85% 08/15/45 8,340,000 7,946,727
Spectrum Brands, Inc.
3.88% 03/15/31
2
3,151,000 2,716,573
WarnerMedia Holdings, Inc.
5.05% 03/15/42 28,113,000 22,577,599
5.14% 03/15/52 195,570,000 145,795,878
5.39% 03/15/62 42,245,000 31,157,085
287,011,897
Diversified REITs — 0 .48%
American Assets Trust LP
3.38% 02/01/31 6,447,000 5,623,237
6.15% 10/01/34 16,835,000 16,766,261
American Tower Corp.
1.88% 10/15/30 13,336,000 11,168,192
5.55% 07/15/33 975,000 982,555
Crown Castle, Inc.
2.10% 04/01/31 23,220,000 19,233,777
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
4,593,000 4,184,922
Digital Intrepid Holding BV
(Netherlands)
0.63% 07/15/31
3
26,530,000 22,963,180
1.38% 07/18/32
3
14,350,000 12,725,170
GLP Capital LP/GLP Financing II, Inc.
4.00% 01/15/31 7,310,000 6,701,507
5.30% 01/15/29 13,180,000 13,096,033
5.38% 04/15/26 3,126,000 3,130,107
5.75% 06/01/28 24,498,000 24,728,753
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
2
6,903,000 6,510,305
4.13% 08/15/30
2
3,627,000 3,372,839
4.50% 01/15/28
2
2,727,000 2,664,755
Vonovia SE
(Georgia)
1.00% 06/16/33
3
3,300,000 2,752,012
2.25% 04/07/30
3
4,500,000 4,429,498
Vonovia SE
(EMTN)
(Georgia)
0.75% 09/01/32
3
6,600,000 5,528,060
Vonovia SE,
(EMTN)
(Georgia)
5.00% 11/23/30
3
5,700,000 6,399,748
WP Carey, Inc.
4.25% 07/23/32 3,655,000 3,944,024
176,904,935
Electric — 1 .30%
Alliant Energy Finance LLC
5.95% 03/30/29

4,120,000 4,219,288

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 12
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Alliant Energy Finance, LLC
3.60% 03/01/32
2
$ 4,515,000 $ 4,014,935
Amprion GmbH
(EMTN)
(Georgia)
0.63% 09/23/33
3
4,400,000 3,598,609
4.00% 05/21/44
3
5,800,000 6,073,427
4.13% 09/07/34
3
5,000,000 5,444,046
Appalachian Power Co.
4.45% 06/01/45 100,000 80,987
5.65% 04/01/34 18,900,000 18,988,695
Appalachian Power Co.,
Series Z
3.70% 05/01/50 9,450,000 6,593,152
Arizona Public Service Co.
6.35% 12/15/32 6,929,000 7,331,514
Black Hills Corp.
6.15% 05/15/34 8,020,000 8,356,017
Comision Federal de Electricidad,
Series REGS
(Mexico)
3.35% 02/09/31
3
4,200,000 3,489,162
Duke Energy Carolinas LLC
4.00% 09/30/42 3,090,000 2,507,304
4.25% 12/15/41 14,683,000 12,454,362
5.35% 01/15/53 8,611,000 8,196,485
Duke Energy Corp.
3.75% 04/01/31 2,290,000 2,411,806
3.85% 06/15/34 86,657,000 89,926,202
Duke Energy Florida LLC
5.88% 11/15/33 2,409,000 2,510,987
6.20% 11/15/53 35,000,000 36,964,218
E.ON SE
(Georgia)
3.50% 10/26/37
3
4,500,000 4,633,092
3.75% 01/15/36
3
1,600,000 1,677,217
Elia Group SA
(Belgium)
3.88% 06/11/31
3
10,200,000 10,686,169
Elia Transmission Belgium SA
(Belgium)
3.75% 01/16/36
3
10,500,000 11,056,216
Eurogrid GmbH
(EMTN)
(Georgia)
0.74% 04/21/33
3
8,300,000 6,990,977
1.11% 05/15/32
3
1,200,000 1,066,720
FirstEnergy Pennsylvania Electric Co.
3.25% 03/15/28
2
125,000 118,775
4.30% 01/15/29
2
13,381,000 13,034,669
5.15% 03/30/26
2
3,000,000 3,008,686
FirstEnergy Transmission LLC
2.87% 09/15/28
2
40,514,000 37,572,205
Interstate Power and Light Co.
5.70% 10/15/33 15,980,000 16,287,818
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Jersey Central Power & Light Co.
2.75% 03/01/32
2
$ 820,000 $ 697,464
4.30% 01/15/26
2
8,645,000 8,609,116
6.40% 05/15/36 2,404,000 2,549,302
MVM Energetika Zrt
(Hungary)
6.50% 03/13/31
3
3,727,000 3,756,193
New England Power Co.
5.94% 11/25/52
2
6,455,000 6,534,282
Niagara Mohawk Power Corp.
3.03% 06/27/50
2
3,543,000 2,216,795
4.28% 10/01/34
2
4,375,000 3,948,926
Public Service Co. of New Mexico
3.85% 08/01/25 14,390,000 14,293,484
RTE Reseau de Transport d'Electricite SADIR
(EMTN)
(France)
3.50% 04/30/33
3
11,700,000 12,212,513
Southwestern Electric Power Co.
5.30% 04/01/33 29,341,000 29,068,311
Southwestern Electric Power Co.,
Series K
2.75% 10/01/26 26,488,000 25,559,043
Southwestern Electric Power Co.,
Series L
3.85% 02/01/48 17,395,000 12,582,651
TenneT Holding BV
(EMTN)
(Netherlands)
2.75% 05/17/42
3
22,220,000 20,381,104
4.50% 10/28/34
3
4,035,000 4,542,080
4.75% 10/28/42
3
3,866,000 4,488,691
480,733,695
Energy — 0 .45%
Boston Gas Co.
3.76% 03/16/32
2
20,917,000 18,631,440
6.12% 07/20/53
2
13,275,000 13,099,994
Brooklyn Union Gas Co. (The)
4.87% 08/05/32
2
1,700,000 1,616,991
6.39% 09/15/33
2
1,120,000 1,170,611
6.42% 07/18/54
2
10,000,000 10,389,215
Ecopetrol SA
(Colombia)
8.88% 01/13/33
3
5,000,000 5,091,679
Galaxy Pipeline Assets Bidco Ltd.
(United Kingdom)
2.16% 03/31/34
2,3
7,582,622 6,510,575
KazMunayGas National Co. JSC
(Kazakhstan)
3.50% 04/14/33
2,3
1,800,000 1,491,561
KazMunayGas National Co. JSC,
Series REGS
(Kazakhstan)
3.50% 04/14/33
3
15,883,000 13,161,367

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
13 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
KazMunayGas National Co. JSC,
Series REGS (EMTN)
(Kazakhstan)
5.38% 04/24/30
3
$ 2,856,000 $ 2,779,710
KeySpan Gas East Corp.
5.99% 03/06/33
2
5,530,000 5,609,239
National Gas Transmission PLC,
(EMTN)
(United Kingdom)
4.25% 04/05/30
3
32,220,000 34,698,326
Pertamina Persero PT
(Indonesia)
3.10% 08/27/30
2,3
14,071,000 12,588,293
Petroleos Mexicanos
(Mexico)
6.35% 02/12/48
3
9,556,000 6,275,012
6.75% 09/21/47
3
11,681,000 8,036,698
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 7,272,000 6,215,497
5.40% 06/15/33 3,070,000 3,074,415
QazaqGaz NC JSC,
Series REGS
(Kazakhstan)
4.38% 09/26/27
3
6,350,000 6,068,945
Southern Co. Gas Capital Corp.
4.40% 05/30/47 50,000 41,173
TC PipeLines LP
4.38% 03/13/25 2,198,000 2,195,065
TransCanada PipeLines Ltd.
(Canada)
5.85% 03/15/36
3
2,878,000 2,905,972
TransMontaigne Partners LP/TLP Finance Corp.
6.13% 02/15/26 2,719,000 2,703,979
164,355,757
Finance — 1 .83%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
11,203,000 10,731,272
3.00% 10/29/28
3
58,242,000 53,963,596
Air Lease Corp.
2.20% 01/15/27 18,695,000 17,751,390
3.25% 03/01/25 19,930,000 19,876,324
3.25% 10/01/29 5,000,000 4,612,413
4.63% 10/01/28 2,000,000 1,968,687
Air Lease Corp.
(MTN)
2.30% 02/01/25 35,195,000 35,142,614
2.88% 01/15/26 10,055,000 9,839,929
3.00% 02/01/30 2,000,000 1,804,982
Alta Wind Holdings LLC
7.00% 06/30/35
2,4,5
2,943,121 2,798,119
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
2,3
122,730,000 113,846,617
2.88% 02/15/25
2,3
15,755,000 15,708,051
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
3.25% 02/15/27
2,3
$ 5,900,000 $ 5,672,427
4.38% 05/01/26
2,3
2,405,000 2,380,176
CBRE Global Investors Open-Ended Funds SCA SICAV-
SIF-Pan European Core Fund
(EMTN)
(Luxembourg)
4.75% 03/27/34
3
2,765,000 3,042,656
Citigroup, Inc.
1.46% 06/09/27
8
22,971,000 21,875,625
2.52% 11/03/32
8
13,213,000 11,028,881
2.57% 06/03/31
8
868,000 757,358
2.67% 01/29/31
8
3,838,000 3,395,661
2.98% 11/05/30
8
5,739,000 5,182,314
3.06% 01/25/33
8
24,311,000 20,907,879
3.98% 03/20/30
8
3,965,000 3,784,257
EverBank Financial Corp.
5.75% 07/02/25 2,765,000 2,756,105
Goldman Sachs Group, Inc. (The)
1.43% 03/09/27
8
97,484,000 93,589,548
1.54% 09/10/27
8
75,070,000 71,025,207
1.95% 10/21/27
8
1,337,000 1,268,853
2.38% 07/21/32
8
449,000 375,246
3.50% 04/01/25 31,914,000 31,806,506
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.00% 06/15/30 15,193,000 14,619,252
9.75% 01/15/29 17,562,000 17,626,223
10.00% 11/15/29
2
4,041,000 4,054,321
Morgan Stanley
0.99% 12/10/26
8
15,176,000 14,637,069
2.94% 01/21/33
8
7,840,000 6,725,725
Morgan Stanley
(GMTN)
1.51% 07/20/27
8
1,000,000 951,833
2.24% 07/21/32
8
31,942,000 26,487,703
Morgan Stanley
(MTN)
1.79% 02/13/32
8
6,138,000 5,016,676
1.93% 04/28/32
8
2,890,000 2,368,168
2.63% 02/18/26
8
11,200,000 11,165,887
Nationwide Building Society
(United Kingdom)
4.30% 03/08/29
2,3,8
4,140,000 4,023,902
674,569,452
Food — 0 .52%
ELO SACA
(EMTN)
(France)
4.88% 12/08/28
3
1,000,000 854,105
6.00% 03/22/29
3
30,500,000 26,949,274
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co.
Sarl
(Luxembourg)
4.38% 02/02/52
3
68,642,000 51,533,014
Mondelez International, Inc.
0.75% 03/17/33 21,735,000 18,358,495

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 14
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Food (continued)
2.38% 03/06/35 $ 2,205,000 $ 2,043,362
Pilgrim's Pride Corp.
3.50% 03/01/32 56,833,000 49,054,453
Smithfield Foods, Inc.
2.63% 09/13/31
2
14,435,000 11,881,922
3.00% 10/15/30
2
8,890,000 7,688,511
4.25% 02/01/27
2
24,855,000 24,315,836
192,678,972
Gaming — 0 .01%
Flutter Treasury DAC,
(Ireland)
5.00% 04/29/29
2,3
2,320,000 2,504,606
Health Care — 1 .72%
1375209 BC Ltd.
(Canada)
9.00% 01/30/28
2,3
31,733,000 31,697,904
Bayer U.S. Finance II LLC
2.85% 04/15/25
2
2,805,000 2,784,391
3.95% 04/15/45
2
17,489,000 12,127,332
4.38% 12/15/28
2
23,572,000 22,648,827
4.40% 07/15/44
2
69,196,000 51,494,395
4.63% 06/25/38
2
46,534,000 38,888,807
4.88% 06/25/48
2
44,314,000 34,645,804
5.50% 08/15/25
2
13,932,000 13,946,428
5.50% 07/30/35
2
3,820,000 3,569,337
Bayer U.S. Finance LLC
6.88% 11/21/53
2
28,175,000 28,460,401
Centene Corp.
3.00% 10/15/30 48,742,000 42,090,792
CVS Health Corp.
4.78% 03/25/38 11,472,000 9,924,277
5.05% 03/25/48 25,496,000 21,065,768
5.13% 07/20/45 12,700,000 10,696,237
5.30% 06/01/33 9,282,000 8,906,166
5.88% 06/01/53 6,190,000 5,680,502
6.75% 12/10/54
8
14,063,000 13,824,464
7.00% 03/10/55
8
19,060,000 19,143,692
Elevance Health, Inc.
5.20% 02/15/35 16,705,000 16,330,874
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
2
67,592,000 63,598,371
Grifols SA,
Series REGS
(Spain)
3.88% 10/15/28
3
48,610,000 45,553,625
7.50% 05/01/30
3
5,320,000 5,779,432
HCA, Inc.
2.38% 07/15/31 563,000 467,413
5.88% 02/15/26 3,915,000 3,935,792
Illumina, Inc.
2.55% 03/23/31 200,000 169,999
Johnson & Johnson
3.55% 06/01/44 1,575,000 1,673,077
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Kedrion SpA
(Italy)
6.50% 09/01/29
2,3
$ 8,000,000 $ 7,533,812
Lonza Finance International NV
(EMTN)
(Belgium)
3.88% 04/24/36
3
18,170,000 19,314,485
Medtronic Global Holdings SCA
(Luxembourg)
1.63% 03/07/31
3
3,560,000 3,411,403
3.38% 10/15/34
3
15,315,000 15,928,953
Medtronic, Inc.
4.15% 10/15/43 3,570,000 3,835,037
ModivCare, Inc.
5.00% 10/01/29
2
42,214,000 24,991,591
MSD Netherlands Capital BV
(Netherlands)
3.70% 05/30/44
3
1,345,000 1,414,225
Premier Health Partners,
Series G
2.91% 11/15/26 2,229,000 2,141,625
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
1,295,000 1,193,517
Sartorius Finance BV
(Netherlands)
4.88% 09/14/35
3
1,400,000 1,557,454
Stryker Corp.
3.38% 09/11/32 845,000 886,056
Universal Health Services, Inc.
1.65% 09/01/26 45,000,000 42,611,745
633,924,010
Health Care REITs — 0 .09%
Healthcare Realty Holdings LP
2.40% 03/15/30 2,000 1,716
3.63% 01/15/28 25,359,000 24,136,459
3.88% 05/01/25 9,381,000 9,326,267
33,464,442
Industrial REITs — 0 .12%
LXP Industrial Trust
6.75% 11/15/28 4,015,000 4,204,768
Prologis Euro Finance LLC
0.50% 02/16/32 11,611,000 9,922,275
1.00% 02/06/35 10,355,000 8,473,723
1.00% 02/16/41 5,698,000 3,895,467
4.63% 05/23/33 14,915,000 16,676,027
43,172,260
Industrials — 0 .55%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
(Canada)
4.13% 08/15/26
2,3
2,950,000 2,570,952
5.25% 08/15/27
2,3
66,603,000 38,051,775
Berry Global, Inc.
1.57% 01/15/26 37,992,000 36,682,935

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
15 / December 2024
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
1.65% 01/15/27 $ 16,949,000 $ 15,876,070
4.88% 07/15/26
2
38,211,000 38,121,206
5.65% 01/15/34
2
1,570,000 1,578,208
Boeing Co. (The)
5.81% 05/01/50 25,720,000 23,908,496
5.93% 05/01/60 15,000,000 13,869,112
6.26% 05/01/27 3,855,000 3,947,520
General Electric Co.
(MTN)
(CME Term SOFR 3-Month plus 0.64%)
5.20% 05/05/26
1
1,785,000 1,787,860
(CME Term SOFR 3-Month plus 0.74%)
5.27% 08/15/36
1
11,550,000 10,897,790
OT Merger Corp.
7.88% 10/15/29
2
30,592,000 13,516,568
200,808,492
Information Technology — 0 .11%
Helios Software Holdings, Inc./ION Corporate Solutions
Finance SARL
8.75% 05/01/29
2
2,895,000 2,968,824
Open Text Corp.
(Canada)
6.90% 12/01/27
2,3
3,061,000 3,162,514
Uber Technologies, Inc.
4.30% 01/15/30 24,250,000 23,481,727
5.35% 09/15/54 12,420,000 11,487,606
41,100,671
Insurance — 0 .82%
Athene Global Funding
1.61% 06/29/26
2
58,755,000 55,976,442
Farmers Exchange Capital
7.05% 07/15/28
2
13,283,000 13,784,530
7.20% 07/15/48
2
18,415,000 18,984,179
Farmers Exchange Capital II
6.15% 11/01/53
2,8
57,061,000 54,897,270
Farmers Exchange Capital III
5.45% 10/15/54
2,8
49,425,000 44,686,937
Farmers Insurance Exchange
4.75% 11/01/57
2,8
23,060,000 18,695,445
Protective Life Global Funding
1.90% 07/06/28
2
47,980,000 43,364,928
Teachers Insurance & Annuity Association of America
3.30% 05/15/50
2
74,020,000 49,581,773
4.27% 05/15/47
2
3,496,000 2,800,656
302,772,160
Materials — 0 .26%
Corp. Nacional del Cobre de Chile,
Series REGS
(Chile)
5.13% 02/02/33
3
11,110,000 10,553,433
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Materials (continued)
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia
Persero PT,
Series REGS
(Indonesia)
5.45% 05/15/30
3
$ 11,861,000 $ 11,813,036
International Flavors & Fragrances, Inc.
1.83% 10/15/27
2
1,615,000 1,483,608
2.30% 11/01/30
2
48,565,000 41,267,362
3.27% 11/15/40
2
10,351,000 7,388,030
3.47% 12/01/50
2
9,947,000 6,537,028
5.00% 09/26/48 21,275,000 18,265,168
97,307,665
Office REITs — 0 .16%
Hudson Pacific Properties LP
3.25% 01/15/30 55,324,000 37,717,424
3.95% 11/01/27 16,397,000 14,251,222
4.65% 04/01/29 11,336,000 8,545,330
5.95% 02/15/28 14,000 11,966
60,525,942
Residential REITs — 0 .09%
American Homes 4 Rent LP
2.38% 07/15/31 2,845,000 2,380,896
3.38% 07/15/51 17,118,000 11,306,995
5.50% 02/01/34 5,276,000 5,256,313
5.50% 07/15/34 5,000,000 4,964,262
Invitation Homes Operating Partnership LP
2.00% 08/15/31 2,351,000 1,911,497
2.70% 01/15/34 645,000 515,121
5.50% 08/15/33 7,089,000 7,054,059
33,389,143
Retail — 0 .22%
Ferrellgas LP/Ferrellgas Finance Corp.
5.38% 04/01/26
2
18,769,000 18,522,322
5.88% 04/01/29
2
28,817,000 26,382,214
McDonald's Corp.
(GMTN)
4.25% 03/07/35 5,885,000 6,483,813
Michaels Cos., Inc. (The)
7.88% 05/01/29
2
36,741,000 22,355,956
Papa John's International, Inc.
3.88% 09/15/29
2
9,150,000 8,208,923
81,953,228
Retail REITs — 0 .05%
Federal Realty OP LP
7.48% 08/15/26 18,825,000 19,371,032
Services — 0 .11%
Worldline SA
(France)
0.00% 07/30/25
3,9
107,010 12,881,428
0.00% 07/30/26
3,9
265,300 26,442,709
39,324,137

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 16
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Specialized REITs — 0 .31%
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
$ 13,608,000 $ 14,525,394
2.92% 10/06/51
3
455,000 386,102
3.94% 07/12/47
3
16,050,000 16,386,739
Blackstone Property Partners Europe Holdings SARL
(EMTN)
(Luxembourg)
1.00% 05/04/28
3
13,936,000 13,289,200
1.75% 03/12/29
3
7,009,000 6,752,406
Extra Space Storage LP
2.20% 10/15/30 1,090,000 930,386
2.35% 03/15/32 1,333,000 1,090,201
2.40% 10/15/31 14,348,000 11,938,262
2.55% 06/01/31 1,500,000 1,276,855
3.88% 12/15/27 928,000 907,471
3.90% 04/01/29 1,430,000 1,366,832
LEG Immobilien SE
(EMTN)
(Georgia)
0.88% 03/30/33
3
8,100,000 6,723,324
1.50% 01/17/34
3
3,800,000 3,302,471
Realty Income Corp.
4.88% 07/06/30 14,180,000 15,776,325
5.13% 07/06/34 18,185,000 20,778,842
115,430,810
Transportation — 0 .37%
American Airlines Pass-Through Trust,
Series 2017-2, Class AA
3.35% 10/15/29 12,928,457 12,139,391
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 65,890,173 60,882,307
JetBlue Airways Pass-Through Trust,
Series 2020-1, Class A
4.00% 11/15/32 7,862,385 7,379,817
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 5,170 5,145
United Airlines Pass-Through Trust,
Series 2013-1, Class A
4.30% 08/15/25 9,483,869 9,412,100
United Airlines Pass-Through Trust,
Series 2018-1, Class AA
3.50% 03/01/30 24,796,162 23,163,522
United Airlines Pass-Through Trust,
Series 2023-1, Class A
5.80% 01/15/36 22,361,949 22,725,273
135,707,555
Water — 0 .06%
Holding d'Infrastructures des Metiers de l'Environnement
(France)
4.88% 10/24/29
3
3,650,000 3,892,011
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Water (continued)
Suez SACA
(EMTN)
(France)
2.88% 05/24/34
3
$ 20,300,000 $ 19,800,299
23,692,310
Total Corporates
(Cost $5,947,384,898) 5,530,839,932
FOREIGN GOVERNMENT OBLIGATIONS — 0 .48%
Foreign Government Obligations — 0 .48%
Brazilian Government International Bond
(Brazil)
6.00% 10/20/33
3
13,120,000 12,272,444
6.13% 03/15/34
3
9,393,000 8,774,263
Costa Rica Government International Bond,
Series REGS
(Costa Rica)
6.55% 04/03/34
3
5,000,000 5,094,992
Guatemala Government Bond,
Series REGS
(Guatemala)
5.25% 08/10/29
3
19,100,000 18,369,933
6.60% 06/13/36
3
7,300,000 7,227,570
Hungary Government International Bond
(Hungary)
2.13% 09/22/31
2,3
13,773,000 10,944,798
Mexico Government International Bond
(Mexico)
2.66% 05/24/31
3
2,190,000 1,779,155
3.50% 02/12/34
3
14,767,000 11,758,801
4.75% 04/27/32
3
2,350,000 2,134,827
4.88% 05/19/33
3
8,399,000 7,530,369
6.35% 02/09/35
3
8,940,000 8,746,686
Oman Government International Bond,
Series REGS
(Oman)
5.63% 01/17/28
3
7,500,000 7,489,387
Panama Government International Bond
(Panama)
2.25% 09/29/32
3
4,782,000 3,352,357
3.16% 01/23/30
3
11,946,000 9,997,153
6.40% 02/14/35
3
4,225,000 3,837,710
Paraguay Government International Bond,
Series REGS
(Papua New Guinea)
4.95% 04/28/31
3
12,150,000 11,648,774
Republic of South Africa Government International Bond
(South Africa)
4.30% 10/12/28
3
1,556,000 1,456,715
4.85% 09/30/29
3
9,814,000 9,147,384
5.88% 06/22/30
3
5,535,000 5,303,597
5.88% 04/20/32

10,600,000 9,965,045

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
17 / December 2024
Issues
Maturity
Date
Principal
Amount Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Romanian Government International Bond,
Series REGS
(Romania)
3.00% 02/14/31
3
$ 26,000,000 $ 21,051,117
Total Foreign Government Obligations
(Cost $195,067,213) 177,883,077
MORTGAGE-BACKED — 54 .41% **
Non-Agency Commercial Mortgage-Backed — 4 .30%
1301 Properties Owner LP
2.08% 09/07/25
1,4,5
47,327,027 47,061,996
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.09% 08/10/38
2,8
122,930,000 117,566,638
BGME Trust,
Series 2021-VR, Class A
2.99% 01/10/43
2,8
20,000,000 16,458,468
BGME Trust,
Series 2021-VR, Class B
2.99% 01/10/43
2,8
32,137,000 25,365,223
Blackstone Industrial Portfolio - Proj Foxtrot
2.23% 04/09/25
1,4,5
70,851,379 70,234,972
BMO Mortgage Trust,
Series 2022-C2, Class A5
4.81% 07/15/54
8
21,624,000 21,222,734
BX Commercial Mortgage Trust,
Series 2020-VIV4, Class A
2.84% 03/09/44
2
130,165,000 114,784,743
BX Commercial Mortgage Trust,
Series 2022-CSMO, Class B
(CME Term SOFR 1-Month plus 3.14%)
7.54% 06/15/27
1,2
90,170,000 91,286,124
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
2
42,270,000 38,223,624
BXHPP Trust,
Series 2021-FILM, Class A
(CME Term SOFR 1-Month plus 0.76%)
5.16% 08/15/36
1,2
57,000,000 55,259,796
BXHPP Trust,
Series 2021-FILM, Class B
(CME Term SOFR 1-Month plus 1.01%)
5.41% 08/15/36
1,2
16,602,000 15,767,720
BXHPP Trust,
Series 2021-FILM, Class C
(CME Term SOFR 1-Month plus 1.21%)
5.61% 08/15/36
1,2
15,057,000 14,152,204
BXHPP Trust,
Series 2021-FILM, Class D
(CME Term SOFR 1-Month plus 1.61%)
6.01% 08/15/36
1,2
11,500,000 10,744,639
CALI Mortgage Trust,
Series 2019-101C, Class XA (IO)
0.30% 03/10/39
2,8
272,551,000 3,204,968
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CENT Trust,
Series 2023-CITY, Class A
(CME Term SOFR 1-Month plus 2.62%)
7.02% 09/15/38
1,2
$ 88,590,000 $ 89,099,118
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
2
27,645,000 24,264,102
Citigroup Commercial Mortgage Trust,
Series 2020-555, Class A
2.65% 12/10/41
2
5,000,000 4,324,848
Citigroup Commercial Mortgage Trust,
Series 2022-GC48, Class A5
4.58% 05/15/54
8
26,458,000 25,659,259
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
2
31,135,000 27,162,999
Frost CMBS DAC,
Series 2021-1X, Class EUA
(Ireland)
(3-Month Euribor plus 1.15%)
4.15% 11/20/33
1,3
2,924,922 3,007,165
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
2
84,915,000 77,254,648
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
2.94% 12/10/41
2,8
81,025,000 72,189,029
LoanCore Issuer Ltd.,
Series 2021-CRE5, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.41%)
5.81% 07/15/36
1,2,3
20,675,134 20,663,622
MF1 Ltd.,
Series 2022-FL8, Class A
(Cayman Islands)
(CME Term SOFR 1-Month plus 1.35%)
5.72% 02/19/37
1,2,3
22,996,637 23,020,979
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
2
8,500,000 7,056,455
NRTH Mortgage Trust,
Series 2024-PARK, Class A
(CME Term SOFR 1-Month plus 1.64%)
6.04% 03/15/39
1,2
21,267,000 21,312,316
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
2
147,667,000 129,128,294
Project Colt (Acquired 03/08/2022, cost $100,000,000)
7.05% 03/10/27
1,4,5
100,000,000 100,400,000
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A1
3.87% 01/05/43
2,8
56,465,000 47,709,283
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
2,8
8,710,000 7,480,530

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 18
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
SHOW 2022-BIZ A
Series 2022-BIZ, Class A
(CME Term SOFR 1-Month plus 2.98%)
7.47% 01/15/27
1,2
$ 68,000,000 $ 61,267,870
SREIT Trust,
Series 2021-PALM, Class G
(CME Term SOFR 1-Month plus 3.73%)
8.13% 10/15/34
1,2
40,000,000 39,867,272
Taurus UK DAC,
Series 2021-UK1X, Class C
(Ireland)
(SONIA plus 1.65%)
6.38% 05/17/31
1,3
975,833 1,217,054
Taurus UK DAC,
Series 2021-UK1X, Class D
(Ireland)
(SONIA plus 2.60%)
7.33% 05/17/31
1,3
5,618,732 7,022,316
Taurus UK DAC,
Series 2021-UK1X, Class E
(Ireland)
(SONIA plus 3.65%)
8.38% 05/17/31
1,3
5,761,682 7,138,695
Taurus UK DAC,
Series 2021-UK4X, Class D
(Ireland)
(SONIA plus 2.10%)
6.83% 08/17/31
1,3
2,795,554 3,477,153
Westfield Galleria at Roseville
8.58% 03/29/25
1,4,5
141,900,000 144,042,690
1,585,099,546
Non-Agency Mortgage-Backed — 12 .02%
Aames Mortgage Trust,
Series 2002-1, Class A3 (STEP-reset date 01/25/25)
7.40% 06/25/32 15,240 14,887
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN1, Class A1
(CME Term SOFR 1-Month plus 0.75%)
5.09% 05/25/34
1
112,546 107,122
ACE Securities Corp. Home Equity Loan Trust,
Series 2006-HE3, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.75% 06/25/36
1
2,193,157 1,593,072
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP2, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.83% 06/25/37
1
23,718,238 16,822,187
Adjustable Rate Mortgage Trust,
Series 2005-10, Class 6A1
(CME Term SOFR 1-Month plus 0.65%)
4.99% 01/25/36
1
121,433 111,800
Adjustable Rate Mortgage Trust,
Series 2007-3, Class 2A1
6.11% 11/25/37
2,8
24,685,278 16,301,632
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ajax Mortgage Loan Trust,
Series 2019-F, Class A1 (STEP-reset date 01/25/25)
2.86% 07/25/59
2
$ 79,557 $ 76,353
Alternative Loan Trust,
Series 2004-30CB, Class 1A6
5.50% 02/25/35 20,875,763 20,090,191
Alternative Loan Trust,
Series 2004-J6, Class 2A1
6.50% 11/25/31 1,275 1,294
Alternative Loan Trust,
Series 2005-76, Class 2A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
5.83% 02/25/36
1
27,314,654 24,364,748
Alternative Loan Trust,
Series 2005-84, Class 1A1
5.23% 02/25/36
8
22,997 19,401
Alternative Loan Trust,
Series 2006-HY13, Class 4A1
4.67% 02/25/37
8
606,840 527,901
Alternative Loan Trust,
Series 2007-J1, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
4.65% 03/25/37
1
516,189 140,858
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A12
(Federal Reserve US 12-Month Cumulative Average plus
1.15%)
5.98% 10/25/46
1
29,277,484 19,639,831
American Home Mortgage Assets Trust,
Series 2007-1, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.53% 02/25/47
1
43,408,243 15,437,647
American Home Mortgage Assets Trust,
Series 2007-2, Class A1
(CME Term SOFR 1-Month plus 0.24%)
4.58% 03/25/47
1
20,994,309 18,323,818
American Home Mortgage Investment Trust,
Series 2004-3, Class 2A
(TSFR6M plus 1.93%)
5.04% 10/25/34
1
1,968,005 1,942,267
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W2, Class M1
(CME Term SOFR 1-Month plus 0.85%)
5.19% 10/25/35
1
44,016 43,295
Argent Securities, Inc., Asset-Backed Pass-Through
Certificates,
Series 2005-W3, Class M1
(CME Term SOFR 1-Month plus 0.77%)
5.11% 11/25/35
1
8,693,824 8,428,671
Asset-Backed Funding Certificates,
Series 2006-OPT3, Class A3B
(CME Term SOFR 1-Month plus 0.43%)
4.77% 11/25/36
1
38,261,980 15,315,383

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
19 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2A
(CME Term SOFR 1-Month plus 0.86%)
5.20% 06/25/37
1
$ 19,185,712 $ 15,573,484
Asset-Backed Funding Certificates,
Series 2007-WMC1, Class A2B
(CME Term SOFR 1-Month plus 1.11%)
5.45% 06/25/37
1
14,015,834 11,376,466
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2006-HE6, Class A5
(CME Term SOFR 1-Month plus 0.57%)
4.91% 11/25/36
1
9,720,914 9,396,444
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 9,699 9,726
Banc of America Funding Trust,
Series 2006-D, Class 3A1
5.19% 05/20/36
8
2,279,052 2,022,520
Banc of America Funding Trust,
Series 2006-E, Class 2A1
6.19% 06/20/36
8
23,635 21,004
Banc of America Funding Trust,
Series 2006-H, Class 3A1
5.02% 09/20/46
8
494,352 403,432
Banc of America Mortgage Trust,
Series 2004-F, Class 1A1
6.62% 07/25/34
8
12,150 11,591
Banc of America Mortgage Trust,
Series 2005-C, Class 2A2
5.74% 04/25/35
8
63,994 62,687
Banc of America Mortgage Trust,
Series 2007-1, Class 1A24
6.00% 03/25/37 314,909 260,698
Banc of America Mortgage Trust,
Series 2007-3, Class 1A1
6.00% 09/25/37 119,728 94,970
BCAP LLC Trust,
Series 2007-AA2, Class 2A5
6.00% 04/25/37 203,821 91,226
BCAP LLC Trust,
Series 2007-AA5, Class A1
(CME Term SOFR 1-Month plus 1.41%)
5.75% 09/25/47
1
11,018,907 9,584,296
Bear Stearns ALT-A Trust,
Series 2005-4, Class 22A2
5.03% 05/25/35
8
4,916 4,725
Bear Stearns ALT-A Trust,
Series 2006-4, Class 32A1
4.49% 07/25/36
8
1,206,803 514,431
Bear Stearns ARM Trust,
Series 2004-10, Class 14A1
5.09% 01/25/35
8
1,564,448 1,509,084
Bear Stearns ARM Trust,
Series 2006-4, Class 2A1
4.54% 10/25/36
8
155,092 135,752
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2005-AC5, Class 2A3
(CME Term SOFR 1-Month plus 0.36%)
4.70% 08/25/20
1
$ 890,858 $ 535,657
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-AC2, Class 21A3
6.00% 03/25/36 55,663 55,663
Bear Stearns Asset-Backed Securities I Trust,
Series 2006-HE9, Class 3A
(CME Term SOFR 1-Month plus 0.39%)
4.73% 11/25/36
1
2,160,496 2,120,241
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-AC1, Class A3 (STEP-reset date 01/25/25)
6.55% 02/25/37 24,166,686 21,324,174
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A1 (STEP-reset date 01/25/25)
5.50% 01/25/34 380,338 313,844
Bear Stearns Asset-Backed Securities Trust,
Series 2003-AC7, Class A2 (STEP-reset date 01/25/25)
5.75% 01/25/34 342,900 282,880
Bear Stearns Mortgage Funding Trust,
Series 2006-AR3, Class 1A1
(CME Term SOFR 1-Month plus 0.47%)
4.81% 10/25/36
1
826,607 735,316
Bear Stearns Mortgage Funding Trust,
Series 2006-AR5, Class 1A1
(CME Term SOFR 1-Month plus 0.27%)
4.61% 12/25/46
1
11,599,456 10,121,692
Bear Stearns Mortgage Funding Trust,
Series 2007-AR5, Class 1A1A
(CME Term SOFR 1-Month plus 0.45%)
4.79% 06/25/47
1
1,810,168 1,576,368
Carrington Mortgage Loan Trust,
Series 2006-NC3, Class A4
(CME Term SOFR 1-Month plus 0.35%)
4.69% 08/25/36
1
46,429,000 37,411,481
Carrington Mortgage Loan Trust,
Series 2006-OPT1, Class M1
(CME Term SOFR 1-Month plus 0.64%)
4.98% 02/25/36
1
6,213 6,186
Carrington Mortgage Loan Trust,
Series 2007-RFC1, Class A4
(CME Term SOFR 1-Month plus 0.33%)
4.67% 10/25/36
1
22,415,000 19,742,753
Chase Funding Trust,
Series 2003-5, Class 2A2
(CME Term SOFR 1-Month plus 0.71%)
5.05% 07/25/33
1
2,362 2,339
Chase Funding Trust,
Series 2004-2, Class 2A2
(CME Term SOFR 1-Month plus 0.61%)
4.95% 02/26/35
1
2,634 2,560
Chase Mortgage Finance Trust,
Series 2006-A1, Class 1A2
4.75% 09/25/36
8
294,979 268,307

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 20
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Chase Mortgage Finance Trust,
Series 2006-S3, Class 2A1
5.50% 11/25/21 $ 1,301,032 $ 436,039
Chase Mortgage Finance Trust,
Series 2007-A2, Class 2A3
6.69% 06/25/35
8
559,354 553,240
ChaseFlex Trust,
Series 2006-2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.15% 09/25/36
1
3,627,768 3,017,290
CIM Trust,
Series 2019-R1, Class A
3.25% 10/25/58
2,8
34,930,307 31,073,823
CIM Trust,
Series 2019-R3, Class A
2.63% 06/25/58
2,8
69,525,411 63,222,689
CIM Trust,
Series 2019-R4, Class A1
3.00% 10/25/59
2,8
73,184,440 67,034,723
CIM Trust,
Series 2020-R1, Class A1
2.85% 10/27/59
2,8
114,100,937 99,631,056
CIM Trust,
Series 2020-R3, Class A1A
4.00% 01/26/60
2,8
85,278,815 80,438,228
CIM Trust,
Series 2020-R6, Class A1
2.25% 12/25/60
2,8
67,199,219 57,831,554
CIM Trust,
Series 2020-R6, Class A1A
2.25% 12/25/60
2,8
40,996,159 36,846,520
CIM Trust,
Series 2020-R7, Class A1A
2.25% 12/27/61
2,8
166,777,341 150,843,467
CIM Trust,
Series 2021-R1, Class A2
2.40% 08/25/56
2,8
59,420,228 53,184,307
CIM Trust,
Series 2021-R2, Class A2
2.50% 01/25/57
2,8
52,546,977 47,585,859
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
2,8
162,371,776 147,812,938
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
2,8
150,381,063 133,261,066
CIM Trust,
Series 2021-R5, Class A1
2.00% 08/25/61
2,8
35,318,017 28,934,134
CIM Trust,
Series 2021-R5, Class A1A
2.00% 08/25/61
2,8
140,490,743 117,416,796
CIM Trust,
Series 2022-I1, Class A1
4.35% 02/25/67
2,8
31,583,538 31,013,104
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
CIM Trust,
Series 2022-NR1, Class A1 (STEP-reset date 01/25/25)
5.00% 07/25/62
2
$ 75,083,326 $ 74,418,373
CIM Trust,
Series 2023-R1, Class A1A
5.40% 04/25/62
2,8
251,574,015 237,072,534
CIM Trust,
Series 2023-R3, Class A1
4.50% 01/25/63
2,8
35,313,743 32,094,709
CIM Trust,
Series 2023-R3, Class A1A
4.50% 01/25/63
2,8
199,234,074 183,148,931
Citicorp Mortgage Securities, Inc.,
Series 2005-1, Class 1A12
5.00% 02/25/35 64,242 61,232
Citicorp Residential Mortgage Trust,
Series 2007-1, Class A5 (STEP-reset date 01/25/25)
4.72% 03/25/37 54,380 54,108
Citigroup Mortgage Loan Trust,
Series 2005-9, Class 1A1
(CME Term SOFR 1-Month plus 0.37%)
4.71% 11/25/35
1
87,050 73,367
Citigroup Mortgage Loan Trust,
Series 2006-AR2, Class 1A1
5.61% 03/25/36
8
5,796,579 4,439,699
Citigroup Mortgage Loan Trust,
Series 2006-WF2, Class A1 (STEP-reset date 01/25/25)
4.53% 05/25/36 26,708,974 13,191,963
Citigroup Mortgage Loan Trust,
Series 2007-6, Class 1A4A
4.55% 03/25/37
8
110,008 106,182
Citigroup Mortgage Loan Trust,
Series 2007-AR5, Class 1A1A
5.25% 04/25/37
8
42,105 37,301
Citigroup Mortgage Loan Trust,
Series 2014-5, Class 2A2
(CME Term SOFR 1-Month plus 1.75%)
5.18% 02/20/36
1,2
4,791,812 4,373,261
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-5, Class 3A2A
5.52% 10/25/35
8
296,093 258,307
Countrywide Asset-Backed Certificates Trust,
Series 2005-13, Class AF4
5.81% 04/25/36
8
105,287 93,452
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A2
(CME Term SOFR 1-Month plus 0.91%)
5.25% 10/25/47
1
5,902,014 5,372,988
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2001-HYB1, Class 1A1
6.75% 06/19/31
8
4,574 4,515
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2003-J8, Class 1A4
5.25% 09/25/23 1,511 1,421

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
21 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
6.55% 08/25/34
8
$ 518,365 $ 472,760
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 1A1
(CME Term SOFR 1-Month plus 0.77%)
5.11% 02/25/35
1
56,316 52,387
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-7, Class 2A1
5.57% 06/25/34
8
39,263 35,697
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB3, Class 1A
6.84% 06/20/34
8
7,858 7,640
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-HYB4, Class 2A1
5.88% 09/20/34
8
319,003 303,531
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2005-11, Class 1A2
4.49% 04/25/35
8
430,603 341,378
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5, Class 1A1
5.32% 09/25/47
8
461,410 358,974
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HYB1, Class 1A1
3.80% 03/25/37
8
861,260 695,170
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR20, Class 2A4
5.76% 08/25/33
8
3,583 3,452
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2005-6, Class 8A1
4.50% 07/25/20 2,616 2,281
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-1, Class 2A1
6.50% 02/25/34 4,375 4,385
Credit Suisse First Boston Mortgage-Backed Pass-Through
Certificates,
Series 2004-AR5, Class 6A1
6.29% 06/25/34
8
32,810 32,224
Credit Suisse Mortgage Capital Certificates,
Series 2021-RP11, Class CERT
3.78% 10/27/61
2
8,721,196 6,574,798
Credit Suisse Mortgage Capital Certificates,
Series 2022-RPL1, Class CERT
4.23% 04/25/61
2
8,664,820 6,999,977
Credit Suisse Mortgage Capital Trust,
Series 2015-6R, Class 2A1
(CME Term SOFR 1-Month plus 0.31%)
5.67% 11/27/46
1,2
640,517 635,926
Credit Suisse Mortgage Capital Trust,
Series 2021-NQM6, Class A1
1.17% 07/25/66
2,8
5,820,842 4,777,712
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class PT
3.75% 10/25/61
2,8
207,612,744 165,172,401
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit Suisse Mortgage Capital Trust,
Series 2021-RP11, Class SA (IO)
0.00% 10/25/61
2,4,5,8
$ 157,892 $ 152,816
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class PT
4.66% 04/25/61
2,8
208,097,204 177,596,542
Credit Suisse Mortgage Capital Trust,
Series 2022-RPL1, Class SA (IO)
0.00% 04/25/61
2,4,5,8
381,819 373,636
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB1, Class AF (STEP-reset date 01/25/25)
3.95% 01/25/33 3,222 3,076
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB7, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 10/25/36
1
31,164,341 21,865,597
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB8, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 10/25/36
1
7,932,875 7,087,068
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB9, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.75% 11/25/36
1
21,658,477 9,703,706
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF4 (STEP-reset date 01/25/25)
3.18% 01/25/37 5,839,065 1,633,745
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB1, Class AF5 (STEP-reset date 01/25/25)
3.18% 01/25/37 10,972,993 3,069,205
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A2
(CME Term SOFR 1-Month plus 0.28%)
3.02% 04/25/37
1
18,733,064 11,711,870
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2C (STEP-reset date 01/25/25)
3.56% 02/25/37 21,419,976 12,542,518
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2D (STEP-reset date 01/25/25)
3.56% 02/25/37 15,682,611 9,182,991
Credit-Based Asset Servicing and Securitization LLC,
Mortgage Loan Trust,
Series 2007-CB2, Class A2E (STEP-reset date 01/25/25)
3.56% 02/25/37 2,851,859 1,669,913
CSAB Mortgage-Backed Trust,
Series 2006-4, Class A6B (STEP-reset date 01/25/25)
6.28% 12/25/36 5,268,016 247,932
Deephaven Residential Mortgage Trust,
Series 2021-4, Class A1
1.93% 11/25/66
2,8
20,277,339 17,514,446
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR3, Class A1
(CME Term SOFR 1-Month plus 0.49%)
4.83% 08/25/36
1
1,672,954 1,479,420

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 22
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A1
(CME Term SOFR 1-Month plus 0.37%)
4.71% 12/25/36
1
$ 1,327,550 $ 442,996
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR4, Class A2
(CME Term SOFR 1-Month plus 0.49%)
4.83% 12/25/36
1
24,366,975 7,576,187
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2006-AR6, Class A6
(CME Term SOFR 1-Month plus 0.49%)
4.83% 02/25/37
1
300,248 255,750
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-3, Class 1A1
(CME Term SOFR 1-Month plus 1.81%)
6.37% 10/25/47
1
16,531,697 13,061,899
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-AR3, Class 2A4
(CME Term SOFR 1-Month plus 0.81%)
5.15% 06/25/37
1
14,374,457 12,248,052
Deutsche ALT-A Securities Mortgage Loan Trust,
Series 2007-OA3, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 07/25/47
1
25,121,033 22,783,056
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2005-6, Class 1A7
5.50% 12/25/35 213,576 169,089
Deutsche ALT-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AR1, Class 2A1
4.02% 02/25/36
8
478,410 315,336
DSLA Mortgage Loan Trust,
Series 2004-AR4, Class 2A1A
(CME Term SOFR 1-Month plus 0.83%)
5.20% 01/19/45
1
977,148 738,171
DSLA Mortgage Loan Trust,
Series 2005-AR3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
4.96% 07/19/45
1
56,803 53,607
DSLA Mortgage Loan Trust,
Series 2006-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.31%)
4.68% 10/19/36
1
12,478,236 7,478,177
DSLA Mortgage Loan Trust,
Series 2007-AR1, Class 2A1A
(CME Term SOFR 1-Month plus 0.25%)
4.62% 03/19/37
1
4,892,769 3,940,424
Equity One Mortgage Pass-Through Trust,
Series 2002-4, Class M1
5.22% 02/25/33
8
2,988 2,892
Equity One Mortgage Pass-Through Trust,
Series 2002-5, Class M1 (STEP-reset date 01/25/25)
5.80% 11/25/32 23,974 23,228
Fannie Mae Connecticut Avenue Securities,
Series 2019-R07, Class 1B1
(SOFR30A plus 3.51%)
8.08% 10/25/39
1,2
10,753,731 11,142,076
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Fannie Mae Connecticut Avenue Securities,
Series 2021-R01, Class 1B1
(SOFR30A plus 3.10%)
7.67% 10/25/41
1,2
$ 5,660,000 $ 5,822,650
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.77% 10/25/36
1
8,739,213 5,708,803
First Franklin Mortgage Loan Trust,
Series 2006-FF13, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
4.93% 10/25/36
1
551,074 360,171
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2B
(CME Term SOFR 1-Month plus 0.33%)
4.67% 12/25/37
1
4,362,280 3,927,873
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2C
(CME Term SOFR 1-Month plus 0.43%)
4.77% 12/25/37
1
11,996,663 10,802,450
First Franklin Mortgage Loan Trust,
Series 2006-FF18, Class A2D
(CME Term SOFR 1-Month plus 0.53%)
4.87% 12/25/37
1
8,694,791 7,831,772
First Franklin Mortgage Loan Trust,
Series 2006-FF5, Class 1A
(CME Term SOFR 1-Month plus 0.41%)
4.75% 04/25/36
1
2,451,648 2,428,410
First Franklin Mortgage Loan Trust,
Series 2007-FF1, Class A2C
(CME Term SOFR 1-Month plus 0.39%)
4.73% 01/25/38
1
48,078,994 24,763,749
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 03/25/37
1
43,455,895 22,229,924
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2B
(CME Term SOFR 1-Month plus 0.31%)
4.65% 03/25/37
1
19,336,861 9,127,871
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2C
(CME Term SOFR 1-Month plus 0.41%)
4.75% 03/25/37
1
11,085,513 5,246,522
First Franklin Mortgage Loan Trust,
Series 2007-FF2, Class A2D
(CME Term SOFR 1-Month plus 0.55%)
4.89% 03/25/37
1
32,792,222 15,552,734
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA2, Class 1A1
6.22% 08/25/34
8
2,305,044 2,228,440
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
5.68% 09/25/34
8
5,183 5,181

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
23 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA4, Class A1
5.88% 10/25/34
8
$ 328,727 $ 322,541
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA10, Class 1A1
5.56% 12/25/35
8
5,791,095 4,751,501
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA12, Class 2A1
5.31% 02/25/36
8
5,832,702 3,653,594
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA4, Class 2A1
5.51% 06/25/35
8
5,593,062 5,150,013
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA7, Class 2A1
5.90% 09/25/35
8
4,214,528 3,679,494
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA8, Class 2A1
5.78% 10/25/35
8
6,710,950 3,894,878
First Horizon Alternative Mortgage Securities Trust,
Series 2005-AA9, Class 2A1
5.98% 11/25/35
8
5,914,141 5,117,181
First Horizon Mortgage Pass-Through Trust,
Series 2004-AR6, Class 2A1
4.96% 12/25/34
8
66,980 65,163
First Horizon Mortgage Pass-Through Trust,
Series 2006-AR4, Class 1A2
5.19% 01/25/37
8
40,627 21,393
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR3, Class 1A1
5.14% 11/25/37
8
67,930 28,529
GMACM Home Equity Loan Trust,
Series 2000-HE2, Class A1
(CME Term SOFR 1-Month plus 0.55%)
2.95% 06/25/30
1
7,211 6,471
GMACM Mortgage Corp. Loan Trust,
Series 2005-AR6, Class 3A1
4.26% 11/19/35
8
131,481 109,730
GMACM Mortgage Corp. Loan Trust,
Series 2006-AR2, Class 1A1
4.37% 05/19/36
8
1,455,055 769,065
GreenPoint Mortgage Funding Trust,
Series 2005-AR4, Class G41B
(CME Term SOFR 1-Month plus 0.31%)
4.65% 10/25/45
1
6,228,146 5,671,470
GreenPoint Mortgage Funding Trust,
Series 2006-OH1, Class A1
(CME Term SOFR 1-Month plus 0.47%)
4.81% 01/25/37
1
8,408,522 7,497,978
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ2, Class A4
2.50% 06/25/52
2,8
26,183,916 20,931,090
GS Mortgage-Backed Securities Corp. Trust,
Series 2022-PJ4, Class A4
2.50% 09/25/52
2,8
61,821,189 49,419,074
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GS Mortgage-Backed Securities Trust,
Series 2018-RPL1, Class A1A
3.75% 10/25/57
2
$ 13,901,204 $ 13,526,348
GS Mortgage-Backed Securities Trust,
Series 2021-PJ9, Class A2
2.50% 02/26/52
2,8
7,923,856 6,334,230
GS Mortgage-Backed Securities Trust,
Series 2022-PJ5, Class A4
2.50% 10/25/52
2,8
70,236,810 56,406,564
GS Mortgage-Backed Securities Trust,
Series 2022-PJ6, Class A3
2.50% 01/25/53
2,8
91,032,810 72,825,001
GS Mortgage-Backed Securities Trust,
Series 2023-PJ1, Class A3
3.00% 02/25/53
2,8
90,228,948 75,259,460
GSAA Home Equity Trust,
Series 2005-11, Class 2A2
(CME Term SOFR 1-Month plus 0.75%)
5.09% 10/25/35
1
35,883 37,354
GSAA Home Equity Trust,
Series 2005-11, Class 3A2
(CME Term SOFR 1-Month plus 0.75%)
5.09% 10/25/35
1
3,181 3,664
GSAA Home Equity Trust,
Series 2005-6, Class M1
(CME Term SOFR 1-Month plus 0.76%)
5.10% 06/25/35
1
7,427 7,389
GSAMP Trust,
Series 2005-AHL2, Class A2D
(CME Term SOFR 1-Month plus 0.81%)
5.15% 12/25/35
1
14,959,977 14,138,161
GSAMP Trust,
Series 2007-HE2, Class A1
(CME Term SOFR 1-Month plus 0.35%)
4.69% 03/25/47
1
61,633,818 49,645,467
GSMSC Resecuritization Trust,
Series 2015-3R, Class 1B
(CME Term SOFR 1-Month plus 0.39%)
4.73% 01/26/37
1,2
11,840,451 10,413,277
GSR Mortgage Loan Trust,
Series 2004-9, Class 3A1
5.91% 08/25/34
8
1,177 1,113
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
5.70% 08/25/34
8
19,238 19,190
GSR Mortgage Loan Trust,
Series 2005-AR5, Class 2A3
5.29% 10/25/35
8
1,703,899 899,038
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 4A5
6.13% 09/25/35
8
34,423 30,888
GSR Mortgage Loan Trust,
Series 2007-AR2, Class 2A1
5.33% 05/25/37
8
1,158,656 614,232

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 24
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
6.50% 04/19/34
8
$ 2,894 $ 2,651
HarborView Mortgage Loan Trust,
Series 2004-11, Class 3A2A
(CME Term SOFR 1-Month plus 0.79%)
5.16% 01/19/35
1
135,441 132,681
HarborView Mortgage Loan Trust,
Series 2004-3, Class 1A
5.89% 05/19/34
8
25,899 24,579
HarborView Mortgage Loan Trust,
Series 2005-3, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
4.96% 06/19/35
1
109,963 106,478
HarborView Mortgage Loan Trust,
Series 2006-1, Class 2A1A
(CME Term SOFR 1-Month plus 0.59%)
4.96% 03/19/36
1
9,006,300 8,035,745
HarborView Mortgage Loan Trust,
Series 2006-10, Class 1A1A
(CME Term SOFR 1-Month plus 0.51%)
5.12% 11/19/36
1
46,117,247 34,367,684
HarborView Mortgage Loan Trust,
Series 2006-4, Class 1A1A
(CME Term SOFR 1-Month plus 0.47%)
4.84% 05/19/46
1
28,515,628 14,439,923
HarborView Mortgage Loan Trust,
Series 2006-5, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.91%)
5.74% 07/19/47
1
33,194,659 10,801,615
HarborView Mortgage Loan Trust,
Series 2006-7, Class 1A
(CME Term SOFR 1-Month plus 0.53%)
4.90% 09/19/46
1
47,077,737 38,938,231
HarborView Mortgage Loan Trust,
Series 2007-7, Class 1A1
(CME Term SOFR 1-Month plus 2.11%)
6.45% 10/25/37
1
14,591,345 11,394,441
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(CME Term SOFR 1-Month plus 2.11%)
6.45% 10/25/37
1
10,789,876 9,862,803
HSI Asset Securitization Corp. Trust,
Series 2006-HE1, Class 1A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 10/25/36
1
50,254,213 13,989,235
Impac CMB Trust,
Series 2004-8, Class 2A1
(CME Term SOFR 1-Month plus 0.81%)
5.15% 10/25/34
1
15,633 15,575
Impac CMB Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.63%)
4.97% 04/25/35
1
1,133,468 1,080,692
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Impac Secured Assets Trust,
Series 2006-3, Class A1
(CME Term SOFR 1-Month plus 0.45%)
4.79% 11/25/36
1
$ 3,235,641 $ 2,896,107
Impac Secured Assets Trust,
Series 2006-5, Class 1A1C
(CME Term SOFR 1-Month plus 0.65%)
4.99% 02/25/37
1
5,812,563 5,249,776
Impac Secured Assets Trust,
Series 2007-2, Class 1A1B
(CME Term SOFR 1-Month plus 0.61%)
4.95% 05/25/37
1
26,333,322 21,766,840
IndyMac Index Mortgage Loan Trust,
Series 2004-AR4, Class 1A
5.06% 08/25/34
8
521,537 497,101
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(CME Term SOFR 1-Month plus 0.97%)
5.31% 09/25/34
1
32,241 27,797
IndyMac Index Mortgage Loan Trust,
Series 2005-AR19, Class A1
3.84% 10/25/35
8
16,246,289 12,988,510
IndyMac Index Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
(CME Term SOFR 1-Month plus 0.59%)
4.93% 04/25/35
1
320,261 261,056
IndyMac Index Mortgage Loan Trust,
Series 2006-AR19, Class 1A2
4.02% 08/25/36
8
9,730,218 6,167,461
IndyMac Index Mortgage Loan Trust,
Series 2006-AR27, Class 2A2
(CME Term SOFR 1-Month plus 0.51%)
4.85% 10/25/36
1
10,059,747 9,013,541
IndyMac Index Mortgage Loan Trust,
Series 2006-AR35, Class 2A3A
(CME Term SOFR 1-Month plus 0.51%)
4.85% 01/25/37
1
23,660,218 20,774,573
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 1A1
3.87% 05/25/36
8
2,414,167 2,029,512
IndyMac Index Mortgage Loan Trust,
Series 2006-AR7, Class 2A1
3.93% 05/25/36
8
16,758,336 11,331,345
IndyMac Index Mortgage Loan Trust,
Series 2007-AR1, Class 1A2
4.00% 03/25/37
8
278,134 212,335
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
3.31% 06/25/37
8
2,061,337 1,809,512
IndyMac Index Mortgage Loan Trust,
Series 2007-AR7, Class 1A1
3.51% 11/25/37
8
1,245,781 1,020,738
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 13,566 13,615

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
25 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Alternative Loan Trust,
Series 2006-A2, Class 5A1
4.45% 05/25/36
8
$ 3,759,211 $ 2,123,781
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A3A (STEP-reset date 01/25/25)
6.33% 07/25/36 26,948,451 7,287,414
JPMorgan Mortgage Acquisition Trust,
Series 2006-WF1, Class A6 (STEP-reset date 02/25/25)
6.50% 07/25/36 3,757,896 1,015,712
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF1
(CME Term SOFR 1-Month plus 0.21%)
4.20% 03/25/47
1
95,205 60,136
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF2 (STEP-reset date 01/25/25)
4.34% 03/25/47 6,228,142 3,960,024
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF3 (STEP-reset date 01/25/25)
4.34% 05/25/35 5,241,741 3,332,241
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AF4 (STEP-reset date 01/25/25)
4.34% 03/25/47 2,382,610 1,514,065
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV4
(CME Term SOFR 1-Month plus 0.39%)
4.73% 03/25/47
1
240,000 225,637
JPMorgan Mortgage Trust,
Series 2003-A2, Class 2A3
6.62% 11/25/33
8
36,840 34,239
JPMorgan Mortgage Trust,
Series 2004-A4, Class 1A3
7.80% 09/25/34
8
74,368 70,030
JPMorgan Mortgage Trust,
Series 2005-A5, Class TA1
6.82% 08/25/35
8
33,829 31,828
JPMorgan Mortgage Trust,
Series 2005-S2, Class 4A3
5.50% 09/25/20 1,603,731 1,016,437
JPMorgan Mortgage Trust,
Series 2006-A2, Class 5A3
7.13% 11/25/33
8
755 732
JPMorgan Mortgage Trust,
Series 2006-A3, Class 2A1
5.00% 05/25/36
8
409,111 345,009
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A3
4.51% 05/25/36
8
264,580 214,757
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A1
5.42% 06/25/36
8
226,474 156,818
JPMorgan Mortgage Trust,
Series 2006-A4, Class 1A4
5.42% 06/25/36
8
730,081 505,530
JPMorgan Mortgage Trust,
Series 2006-A5, Class 2A4
5.69% 08/25/36
8
196,420 155,795
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Trust,
Series 2007-A1, Class 5A2
6.08% 07/25/35
8
$ 376,590 $ 378,186
JPMorgan Mortgage Trust,
Series 2007-A3, Class 2A3
5.60% 05/25/37
8
1,030,617 877,280
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
5.00% 05/25/37
8
174,260 150,516
JPMorgan Mortgage Trust,
Series 2007-A4, Class 1A1
4.76% 06/25/37
8
1,529,726 1,165,453
JPMorgan Mortgage Trust,
Series 2007-A4, Class 2A3
5.07% 06/25/37
8
203,593 157,695
JPMorgan Mortgage Trust,
Series 2021-13, Class A3A
2.00% 04/25/52
2,8
43,499,605 33,295,472
JPMorgan Mortgage Trust,
Series 2021-14, Class A3A
2.00% 05/25/52
2,8
33,170,089 25,725,716
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A2
(CME Term SOFR 1-Month plus 0.31%)
4.65% 06/25/37
1,2
164,208 108,302
Lehman XS Trust,
Series 2005-5N, Class 3A1A
(CME Term SOFR 1-Month plus 0.41%)
4.75% 11/25/35
1
742,324 736,343
Lehman XS Trust,
Series 2005-7N, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
4.99% 12/25/35
1
216,571 196,951
Lehman XS Trust,
Series 2006-12N, Class A31A
(CME Term SOFR 1-Month plus 0.51%)
4.85% 08/25/46
1
6,426,218 6,353,119
Lehman XS Trust,
Series 2006-14N, Class 3A2
(CME Term SOFR 1-Month plus 0.35%)
4.69% 08/25/36
1
21,061 21,874
Lehman XS Trust,
Series 2006-5, Class 1A1A
(CME Term SOFR 1-Month plus 0.53%)
4.87% 04/25/36
1
16,690,565 13,917,426
Lehman XS Trust,
Series 2006-8, Class 1A1A
(CME Term SOFR 1-Month plus 0.27%)
4.81% 06/25/36
1
21,791,149 19,438,901
Lehman XS Trust,
Series 2007-4N, Class 1A3
(CME Term SOFR 1-Month plus 0.59%)
4.93% 03/25/47
1
12,331,260 10,309,894

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 26
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Long Beach Mortgage Loan Trust,
Series 2004-4, Class M1
(CME Term SOFR 1-Month plus 1.01%)
5.35% 10/25/34
1
$ 43,678 $ 41,756
Luminent Mortgage Trust,
Series 2006-5, Class A1A
(CME Term SOFR 1-Month plus 0.49%)
4.83% 07/25/36
1
24,803,592 15,314,351
Luminent Mortgage Trust,
Series 2006-6, Class A1
(CME Term SOFR 1-Month plus 0.51%)
4.85% 10/25/46
1
8,267,652 7,385,443
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
4.42% 01/25/34
8
9,939 9,606
MASTR Adjustable Rate Mortgages Trust,
Series 2003-7, Class 3A1
6.72% 11/25/33
8
231,931 227,075
MASTR Adjustable Rate Mortgages Trust,
Series 2004-13, Class 3A1
6.42% 11/21/34
8
1,277,059 1,207,808
MASTR Adjustable Rate Mortgages Trust,
Series 2004-8, Class 2A1
5.60% 09/25/34
8
1,047,546 1,000,270
MASTR Adjustable Rate Mortgages Trust,
Series 2006-2, Class 5A1
4.63% 05/25/36
8
4,287,258 1,413,635
MASTR Adjustable Rate Mortgages Trust,
Series 2007-1, Class I1A
(CME Term SOFR 1-Month plus 0.50%)
4.84% 01/25/47
1
77,744,754 32,133,128
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A3
(CME Term SOFR 1-Month plus 0.41%)
4.75% 11/25/36
1
11,823,829 3,574,378
MASTR Asset-Backed Securities Trust,
Series 2006-HE4, Class A4
(CME Term SOFR 1-Month plus 0.53%)
4.87% 11/25/36
1
3,284,397 992,710
MASTR Asset-Backed Securities Trust,
Series 2007-HE1, Class A3
(CME Term SOFR 1-Month plus 0.32%)
4.87% 05/25/37
1
9,655,187 9,311,785
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
7.56% 10/25/32
8
6,312 6,163
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.73% 04/25/37
1
120,135,707 52,662,533
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2B
(CME Term SOFR 1-Month plus 0.45%)
4.79% 04/25/37
1
24,346,641 9,421,208
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-1, Class A2C
(CME Term SOFR 1-Month plus 0.61%)
4.95% 04/25/37
1
$ 51,002,364 $ 19,881,232
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.59%)
4.93% 05/25/37
1
14,126,614 9,606,191
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-2, Class A2D
(CME Term SOFR 1-Month plus 0.75%)
5.09% 05/25/37
1
6,976,335 4,766,555
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(CME Term SOFR 1-Month plus 0.47%)
4.81% 06/25/37
1
3,998,444 3,953,070
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(CME Term SOFR 1-Month plus 0.61%)
4.95% 06/25/37
1
5,959,065 5,908,258
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A2
(CME Term SOFR 1-Month plus 0.35%)
4.69% 07/25/37
1
9,371,439 9,057,722
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-4, Class 2A3
(CME Term SOFR 1-Month plus 0.43%)
4.77% 07/25/37
1
6,869,498 6,665,133
Merrill Lynch Mortgage Investors Trust,
Series 2003-A6, Class 2A
7.64% 10/25/33
8
123,370 119,348
Merrill Lynch Mortgage Investors Trust,
Series 2004-A4, Class A1
5.62% 08/25/34
8
455,897 425,872
Merrill Lynch Mortgage Investors Trust,
Series 2005-A10, Class A
(CME Term SOFR 1-Month plus 0.53%)
4.87% 02/25/36
1
3,447 3,339
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2B (STEP-reset date 01/25/25)
3.94% 03/25/37 26,502,993 5,318,223
Merrill Lynch Mortgage Investors Trust,
Series 2006-WMC2, Class A2D (STEP-reset date 01/25/25)
3.94% 03/25/37 20,742,980 4,157,435
Merrill Lynch Mortgage Investors Trust,
Series 2007-2, Class 1A1
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 2.40%)
6.74% 08/25/36
1
1,280,440 1,078,766
Mid-State Capital Corp. Trust,
Series 2005-1, Class A
5.75% 01/15/40 2,981,582 2,976,307
Mid-State Capital Corp. Trust,
Series 2006-1, Class A
5.79% 10/15/40
2
4,431,562 4,431,996

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
27 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 $ 57,494 $ 57,216
Morgan Stanley Mortgage Loan Trust,
Series 2004-11AR, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
4.77% 01/25/35
1
51,462 47,927
Morgan Stanley Mortgage Loan Trust,
Series 2004-7AR, Class 2A4
5.69% 09/25/34
8
210,497 204,200
Morgan Stanley Mortgage Loan Trust,
Series 2005-2AR, Class A
(CME Term SOFR 1-Month plus 0.37%)
4.71% 04/25/35
1
514,690 511,862
Morgan Stanley Mortgage Loan Trust,
Series 2006-7, Class 5A2
5.96% 06/25/36
8
647,826 182,209
Morgan Stanley Mortgage Loan Trust,
Series 2007-7AX, Class 2A1
(CME Term SOFR 1-Month plus 0.35%)
4.69% 04/25/37
1
4,011,929 1,086,384
Mortgage Funding PLC,
Series 2008-1, Class A3
(United Kingdom)
(SONIA plus 1.22%)
5.95% 03/13/46
1,3
9,900,000 12,386,955
MortgageIT Trust,
Series 2005-1, Class 1A1
(CME Term SOFR 1-Month plus 0.75%)
5.09% 02/25/35
1
1,134,474 1,137,369
MortgageIT Trust,
Series 2005-4, Class A1
(CME Term SOFR 1-Month plus 0.67%)
5.01% 10/25/35
1
1,180,233 1,161,751
MortgageIT Trust,
Series 2005-5, Class A1
(CME Term SOFR 1-Month plus 0.63%)
4.97% 12/25/35
1
264,747 258,095
Nationstar Home Equity Loan Trust,
Series 2007-C, Class 2AV4
(CME Term SOFR 1-Month plus 0.36%)
4.70% 06/25/37
1
3,519,585 3,380,534
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(CME Term SOFR 1-Month plus 0.79%)
5.13% 03/25/35
1
28,052 29,107
NLT Trust,
Series 2021-INV3, Class PT
0.00% 11/25/56
2,8
142,291,948 131,106,933
Oakwood Mortgage Investors, Inc.,
Series 2000-A, Class A5
8.16% 09/15/29
8
20,571,005 3,284,447
OBX Trust,
Series 2021-J3, Class A1
2.50% 10/25/51
2,8
38,046,340 30,508,721
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
OBX Trust,
Series 2021-NQM4, Class A1
1.96% 10/25/61
2,8
$ 4,445,939 $ 3,680,955
Ownit Mortgage Loan Trust,
Series 2006-4, Class A1
(CME Term SOFR 1-Month plus 0.39%)
4.98% 05/25/37
1
3,555,221 3,479,737
Ownit Mortgage Loan Trust,
Series 2006-4, Class A2D
(CME Term SOFR 1-Month plus 0.59%)
5.18% 05/25/37
1
14,156,249 11,299,850
Popular ABS Mortgage Pass-Through Trust,
Series 2005-6, Class A5 (STEP-reset date 01/25/25)
3.31% 01/25/36 16,342,029 14,846,065
Popular ABS Mortgage Pass-Through Trust,
Series 2007-A, Class A3
(CME Term SOFR 1-Month plus 0.42%)
4.76% 06/25/47
1
18,267,799 16,814,767
Popular ABS, Inc.,
Series 1998-1, Class A2 (STEP-reset date 01/25/25)
7.48% 11/25/29 44,152 42,324
PRET LLC,
Series 2022-RN2, Class A1 (STEP-reset date 01/25/25)
5.00% 06/25/52
2
174,556,313 174,706,606
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 01/25/25)
5.56% 06/25/27
2
26,597,296 26,575,999
PRPM LLC,
Series 2022-4, Class A1 (STEP-reset date 01/25/25)
5.00% 08/25/27
2
50,730,435 50,538,390
Residential Accredit Loans Trust,
Series 2005-QA4, Class A41
4.69% 04/25/35
8
635 633
Residential Accredit Loans Trust,
Series 2005-QO5, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
5.83% 01/25/46
1
3,177,580 2,531,483
Residential Accredit Loans Trust,
Series 2006-QA1, Class A11
5.41% 01/25/36
8
84,750 64,023
Residential Accredit Loans Trust,
Series 2006-QA1, Class A21
5.23% 01/25/36
8
7,556,122 5,480,242
Residential Accredit Loans Trust,
Series 2006-QA7, Class 2A1
(CME Term SOFR 1-Month plus 0.48%)
4.82% 08/25/36
1
12,413,694 11,055,195
Residential Accredit Loans Trust,
Series 2006-QS10, Class AV (IO)
0.56% 08/25/36
4,5,8
11,030,890 189,585
Residential Accredit Loans Trust,
Series 2006-QS12, Class 2A9
(CME Term SOFR 1-Month plus 0.49%)
4.83% 09/25/36
1
112,670 79,695

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 28
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Accredit Loans Trust,
Series 2006-QS2, Class 1AV (IO)
0.78% 02/25/36
4,5,8
$ 40,732,951 $ 517,235
Residential Accredit Loans Trust,
Series 2006-QS7, Class AV (IO)
0.72% 06/25/36
4,5,8
17,578,393 346,614
Residential Accredit Loans Trust,
Series 2006-QS8, Class AV (IO)
0.78% 08/25/36
4,5,8
45,137,503 1,336,946
Residential Accredit Loans Trust,
Series 2007-QS1, Class 2A4
(CME Term SOFR 1-Month plus 0.66%)
5.00% 01/25/37
1
8,380,469 5,716,862
Residential Accredit Loans Trust,
Series 2007-QS10, Class AV (IO)
0.48% 09/25/37
4,5,8
35,027,049 614,994
Residential Accredit Loans Trust,
Series 2007-QS4, Class 3AV (IO)
0.38% 03/25/37
4,5,8
21,013,794 234,812
Residential Accredit Loans Trust,
Series 2007-QS5, Class AV (IO)
0.28% 03/25/37
4,5,8
24,391,604 282,311
Residential Accredit Loans Trust,
Series 2007-QS6, Class AV (IO)
0.34% 04/25/37
4,5,8
53,502,571 452,498
Residential Accredit Loans Trust,
Series 2007-QS7, Class 2AV (IO)
0.38% 06/25/37
4,5,8
20,295,658 202,354
Residential Accredit Loans Trust,
Series 2007-QS8, Class AV (IO)
0.43% 06/25/37
4,5,8
46,705,085 604,000
Residential Asset Mortgage Products Trust,
Series 2004-SL3, Class A4
8.50% 12/25/31 10,041 4,654
Residential Asset Securities Corp.,
Series 2006-KS3, Class M1
(CME Term SOFR 1-Month plus 0.44%)
4.95% 04/25/36
1
135,402 133,923
Residential Asset Securitization Trust,
Series 2004-IP2, Class 1A1
6.58% 12/25/34
8
116,009 115,746
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
4.03% 12/25/34
8
9,387 8,384
Residential Asset Securitization Trust,
Series 2004-IP2, Class 3A1
6.83% 12/25/34
8
220,646 213,322
Residential Asset Securitization Trust,
Series 2006-A7CB, Class 1A3
6.25% 07/25/36 1,441,624 1,080,857
Residential Funding Mortgage Securities Trust,
Series 2005-SA5, Class 1A
3.99% 11/25/35
8
1,715,863 908,169
Residential Funding Mortgage Securities Trust,
Series 2006-SA3, Class 3A1
6.10% 09/25/36
8
103,962 93,352
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Residential Funding Mortgage Securities Trust,
Series 2006-SA4, Class 2A1
5.69% 11/25/36
8
$ 28,302 $ 23,219
Residential Funding Mortgage Securities Trust,
Series 2007-SA2, Class 2A2
5.44% 04/25/37
8
737,949 627,657
Saxon Asset Securities Trust,
Series 2001-2, Class AF6 (STEP-reset date 01/25/25)
6.81% 06/25/16 2 2
Saxon Asset Securities Trust,
Series 2007-2, Class A2C
(CME Term SOFR 1-Month plus 0.35%)
4.69% 05/25/47
1
145,413 102,630
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB1, Class AF2 (STEP-reset date 01/25/25)
2.83% 01/25/36 5,206,942 4,277,474
Securitized Asset-Backed Receivables LLC Trust,
Series 2006-CB5, Class A3
(CME Term SOFR 1-Month plus 0.39%)
4.73% 06/25/36
1
174,681 114,991
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2A
(CME Term SOFR 1-Month plus 0.33%)
4.67% 02/25/37
1
4,975,232 2,136,963
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B
(CME Term SOFR 1-Month plus 0.65%)
4.99% 02/25/37
1
24,628,954 10,573,235
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR2, Class A2
(CME Term SOFR 1-Month plus 0.57%)
4.91% 02/25/37
1
31,934,289 13,388,588
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2A
(CME Term SOFR 1-Month plus 0.24%)
4.58% 05/25/37
1
10,225,148 7,667,800
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR5, Class A2C
(CME Term SOFR 1-Month plus 0.46%)
4.80% 05/25/37
1
7,711,718 5,782,691
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC1, Class A2B
(CME Term SOFR 1-Month plus 0.41%)
4.75% 12/25/36
1
23,989,924 11,469,645
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-NC2, Class A2B
(CME Term SOFR 1-Month plus 0.39%)
4.73% 01/25/37
1
11,990,318 10,144,945
Sequoia Mortgage Trust,
Series 2003-8, Class A1
(CME Term SOFR 1-Month plus 0.75%)
5.12% 01/20/34
1
360 344
Sequoia Mortgage Trust,
Series 2004-3, Class A
(TSFR6M plus 0.93%)
5.34% 05/20/34
1
5,952 6,048

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
29 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Sequoia Mortgage Trust,
Series 2004-4, Class A
(TSFR6M plus 0.95%)
5.36% 05/20/34
1
$ 39,997 $ 37,550
SG Mortgage Securities Trust,
Series 2007-NC1, Class A2
(CME Term SOFR 1-Month plus 0.59%)
4.93% 12/25/36
1,2
11,210,190 6,494,596
Soundview Home Loan Trust,
Series 2005-OPT1, Class M2
(CME Term SOFR 1-Month plus 0.79%)
5.13% 06/25/35
1
2,737,839 2,689,825
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-1, Class 3A3
6.83% 02/25/34
8
4,980 4,691
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-12, Class 2A
5.55% 09/25/34
8
1,274,738 1,234,544
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 1A
5.87% 10/25/34
8
16,912 15,906
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-14, Class 2A
6.18% 10/25/34
8
1,877,037 1,839,309
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
6.62% 10/25/34
8
1,071,251 935,227
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-17, Class A1
4.74% 11/25/34
8
19,547 17,560
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-20, Class 1A2
5.03% 01/25/35
8
220,990 209,209
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-12, Class 3A1
5.22% 06/25/35
8
249,338 211,911
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-18, Class 7A3
4.77% 09/25/35
8
8,691,421 4,636,009
Structured Adjustable Rate Mortgage Loan Trust,
Series 2006-12, Class 1A1
(CME Term SOFR 1-Month plus 0.43%)
4.77% 01/25/37
1
12,361,701 10,711,809
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A1A
(CME Term SOFR 1-Month plus 0.67%)
5.01% 02/25/36
1
207,075 171,188
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A3
(Federal Reserve US 12-Month Cumulative Average plus
2.00%)
7.06% 02/25/36
1
6,679,849 5,626,704
Structured Asset Mortgage Investments II Trust,
Series 2006-AR7, Class A1A
(CME Term SOFR 1-Month plus 0.53%)
4.87% 08/25/36
1
8,706,170 7,074,268
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2006-AR8, Class A1BG
(CME Term SOFR 1-Month plus 0.23%)
4.57% 10/25/36
1
$ 7,547,641 $ 6,584,383
Structured Asset Mortgage Investments II Trust,
Series 2007-AR6, Class A1
(Federal Reserve US 12-Month Cumulative Average plus
1.50%)
6.33% 08/25/47
1
73,975,515 61,100,535
Structured Asset Securities Corp. Mortgage Pass-Through
Certificates,
Series 2003-26A, Class 3A5
6.42% 09/25/33
8
56,208 54,130
Structured Asset Securities Corp. Trust,
Series 2005-5, Class 2A4
5.50% 04/25/35 696,518 651,514
SunTrust Adjustable Rate Mortgage Loan Trust,
Series 2007-3, Class 1A1
6.76% 06/25/37
8
962,531 473,179
Thornburg Mortgage Securities Trust,
Series 2004-4, Class 2A
5.39% 12/25/44
8
53,060 49,733
Wachovia Mortgage Loan Trust,
Series 2006-ALT1, Class A3
(CME Term SOFR 1-Month plus 0.57%)
1.85% 01/25/37
1
9,329,144 3,496,494
Wachovia Mortgage Loan Trust,
Series 2006-AMN1, Class A3
(CME Term SOFR 1-Month plus 0.59%)
1.82% 08/25/36
1
14,472,453 4,902,273
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A2
(CME Term SOFR 1-Month plus 0.33%)
4.67% 01/25/37
1
2,719,688 1,227,350
WaMu Asset-Backed Certificates,
Series 2007-HE1, Class 2A4
(CME Term SOFR 1-Month plus 0.57%)
4.91% 01/25/37
1
8,427,585 3,809,440
WaMu Mortgage Pass-Through Certificates,
Series 2003-AR6, Class A1
7.26% 06/25/33
8
1,008,433 982,596
WaMu Mortgage Pass-Through Certificates,
Series 2004-AR3, Class A2
5.70% 06/25/34
8
11,249 10,315
WaMu Mortgage Pass-Through Certificates,
Series 2005-3, Class 2A3
(CME Term SOFR 1-Month plus 0.66%)
5.00% 05/25/35
1
1,061,897 824,469
WaMu Mortgage Pass-Through Certificates,
Series 2005-4, Class CB13
(CME Term SOFR 1-Month plus 0.61%)
4.95% 06/25/35
1
2,211,362 1,899,226
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR1, Class A1A
(CME Term SOFR 1-Month plus 0.75%)
5.09% 01/25/45
1
269,509 263,506

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 30
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A1
(CME Term SOFR 1-Month plus 0.69%)
5.03% 10/25/45
1
$ 1,718,602 $ 1,677,258
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR14, Class 2A1
5.01% 12/25/35
8
1,109,590 1,003,345
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR15, Class A1A1
(CME Term SOFR 1-Month plus 0.63%)
4.97% 11/25/45
1
12,567,160 11,832,592
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR17, Class A1A1
(CME Term SOFR 1-Month plus 0.65%)
4.99% 12/25/45
1
5,408,846 4,859,884
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR19, Class A1A2
(CME Term SOFR 1-Month plus 0.69%)
5.03% 12/25/45
1
5,054,638 5,026,137
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A1A
(CME Term SOFR 1-Month plus 0.73%)
5.07% 01/25/45
1
288,648 289,886
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A21
(CME Term SOFR 1-Month plus 0.77%)
5.11% 01/25/45
1
24,548 24,573
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR2, Class 2A23
(CME Term SOFR 1-Month plus 0.87%)
5.21% 01/25/45
1
1,024,986 1,029,382
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR6, Class 2A1A
(CME Term SOFR 1-Month plus 0.57%)
4.91% 04/25/45
1
48,907 48,939
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR8, Class 1A1A
(CME Term SOFR 1-Month plus 0.65%)
4.99% 07/25/45
1
52,312 50,229
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR10, Class 1A4
4.86% 09/25/36
8
5,622,239 4,699,532
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR16, Class 3A1
4.18% 12/25/36
8
337,361 292,703
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR3, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
1.00%)
5.83% 02/25/46
1
7,271,463 6,473,333
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR4, Class 1A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.94%)
4.44% 05/25/46
1
2,471,891 2,262,901
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates,
Series 2006-AR7, Class 2A
(Federal Reserve US 12-Month Cumulative Average plus
0.98%)
5.81% 07/25/46
1
$ 4,245,905 $ 3,903,223
WaMu Mortgage Pass-Through Certificates,
Series 2007-HY7, Class 4A2
5.02% 07/25/37
8
130,836 114,942
WaMu Mortgage Pass-Through Certificates,
Series 2007-OA1, Class A1A
(Federal Reserve US 12-Month Cumulative Average plus
0.70%)
5.53% 02/25/47
1
6,786,301 5,829,640
WaMu MSC Mortgage Pass-Through Certificates,
Series 2002-AR1, Class 1A1
6.74% 11/25/30
8
38,687 38,899
Wells Fargo Alternative Loan Trust,
Series 2007-PA5, Class 1A1
6.25% 11/25/37 64,237 55,859
Wells Fargo Mortgage-Backed Securities Trust,
Series 2006-AR1, Class 1A1
6.56% 03/25/36
8
1,045,262 1,018,862
4,431,507,589
U.S. Agency Commercial Mortgage-Backed — 0 .79%
Ginnie Mae,
Series 2020-193, Class AC
1.25% 09/16/62 32,519,734 23,542,980
Ginnie Mae,
Series 2020-193, Class IO (IO)
0.78% 09/16/62
8
544,707,732 29,326,683
Ginnie Mae,
Series 2021-10, Class IO (IO)
0.99% 05/16/63
8
59,512,100 4,205,298
Ginnie Mae,
Series 2021-14, Class AB
1.34% 06/16/63 41,490,255 30,392,827
Ginnie Mae,
Series 2021-150, Class IO (IO)
1.03% 11/16/63
8
32,905,221 2,224,854
Ginnie Mae,
Series 2021-17, Class IO (IO)
1.05% 01/16/61
8
131,291,412 10,172,222
Ginnie Mae,
Series 2021-2, Class AH
1.50% 06/16/63 96,641,004 70,559,839
Ginnie Mae,
Series 2021-21, Class AH
1.40% 06/16/63 66,526,856 49,240,006
Ginnie Mae,
Series 2021-31, Class B
1.25% 01/16/61 72,317,200 52,215,708
Ginnie Mae,
Series 2021-31, Class IO (IO)
0.94% 01/16/61

110,590,849 7,596,109

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
31 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae,
Series 2022-32, Class IO (IO)
0.53% 02/01/62
8
$ 268,052,788 $ 10,747,845
290,224,371
U.S. Agency Mortgage-Backed — 37 .30%
Fannie Mae Pool 190375
5.50% 11/01/36 271,445 275,995
Fannie Mae Pool 190396
4.50% 06/01/39 3,813 3,712
Fannie Mae Pool 313182
7.50% 10/01/26 128 128
Fannie Mae Pool 394854
6.50% 05/01/27 96 97
Fannie Mae Pool 545191
7.00% 09/01/31 1,063 1,117
Fannie Mae Pool 545756
7.00% 06/01/32 197 208
Fannie Mae Pool 613142
7.00% 11/01/31 4,037 4,243
Fannie Mae Pool 625666
7.00% 01/01/32 1,321 1,389
Fannie Mae Pool 633698
7.50% 02/01/31 14,351 15,126
Fannie Mae Pool 655928
7.00% 08/01/32 39,583 41,844
Fannie Mae Pool 725257
5.50% 02/01/34 363,063 369,192
Fannie Mae Pool 734830
4.50% 08/01/33 4,505 4,441
Fannie Mae Pool 734922
4.50% 09/01/33 577,791 569,623
Fannie Mae Pool 735207
7.00% 04/01/34 8,403 8,886
Fannie Mae Pool 735224
5.50% 02/01/35 1,237,873 1,259,623
Fannie Mae Pool 735651
4.50% 06/01/35 1,474,491 1,451,924
Fannie Mae Pool 740297
5.50% 10/01/33 760 773
Fannie Mae Pool 745147
4.50% 12/01/35 8,772 8,638
Fannie Mae Pool 753168
4.50% 12/01/33 3,003 2,960
Fannie Mae Pool 815422
4.50% 02/01/35 13,034 12,835
Fannie Mae Pool 839109
(RFUCCT1Y plus 1.91%)
6.54% 11/01/35
1
2,955 2,996
Fannie Mae Pool 844773
(RFUCCT1Y plus 1.56%)
6.26% 12/01/35
1
1,360 1,365
Fannie Mae Pool 888412
7.00% 04/01/37 61,580 66,411
Fannie Mae Pool 889184
5.50% 09/01/36 1,287,498 1,309,201
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AB1613
4.00% 10/01/40 $ 12,671,069 $ 11,986,845
Fannie Mae Pool AB1803
4.00% 11/01/40 14,867,529 14,068,164
Fannie Mae Pool AB3679
3.50% 10/01/41 5,336,073 4,888,492
Fannie Mae Pool AB3864
3.50% 11/01/41 3,989,198 3,660,678
Fannie Mae Pool AB4045
3.50% 12/01/41 5,059,647 4,649,703
Fannie Mae Pool AB4262
3.50% 01/01/32 2,097,646 2,030,506
Fannie Mae Pool AB6385
3.00% 10/01/42 185,938 164,800
Fannie Mae Pool AB9703
3.50% 06/01/43 9,241,017 8,401,419
Fannie Mae Pool AC8279
4.50% 08/01/39 5,626 5,508
Fannie Mae Pool AE0138
4.50% 03/01/40 21,560 20,992
Fannie Mae Pool AE0482
5.50% 01/01/38 2,942,396 2,991,995
Fannie Mae Pool AH3780
4.00% 02/01/41 5,945,541 5,625,874
Fannie Mae Pool AJ1404
4.00% 09/01/41 7,705,715 7,270,445
Fannie Mae Pool AL0209
4.50% 05/01/41 8,980,359 8,699,623
Fannie Mae Pool AL0851
6.00% 10/01/40 5,165,649 5,374,041
Fannie Mae Pool AL2521
3.50% 09/01/42 61,701 56,361
Fannie Mae Pool AL4597
4.00% 01/01/44 24,137,905 22,706,778
Fannie Mae Pool AL6348
3.50% 02/01/45 21,235 19,306
Fannie Mae Pool AL7092
3.00% 07/01/45 33,477 29,455
Fannie Mae Pool AL8037
4.50% 07/01/34 64,195 63,349
Fannie Mae Pool AL8256
3.00% 08/01/43 303,615 269,234
Fannie Mae Pool AL8356
4.50% 07/01/34 146,859 145,657
Fannie Mae Pool AL8960
4.50% 05/01/46 14,268,578 13,758,676
Fannie Mae Pool AL9106
4.50% 02/01/46 18,092,109 17,445,569
Fannie Mae Pool AL9217
3.50% 10/01/46 12,890,298 11,668,559
Fannie Mae Pool AL9472
4.00% 10/01/43 2,988,408 2,819,417
Fannie Mae Pool AL9722
4.50% 08/01/46 59,899,462 57,758,894
Fannie Mae Pool AL9846
4.50% 02/01/47 62,646,554 60,407,816

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 32
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool AS8663
4.50% 01/01/47 $ 10,758,270 $ 10,318,561
Fannie Mae Pool AS9830
4.00% 06/01/47 19,826,114 18,406,551
Fannie Mae Pool AS9972
4.00% 07/01/47 18,000,679 16,711,818
Fannie Mae Pool AT9649
4.00% 07/01/43 102,019 95,970
Fannie Mae Pool AU3739
3.50% 08/01/43 17,540,862 16,072,367
Fannie Mae Pool BD2450
3.50% 01/01/47 36,536 32,934
Fannie Mae Pool BM5164
4.00% 11/01/48 21,607,517 20,106,203
Fannie Mae Pool BM5507
3.00% 09/01/48 4,896,556 4,257,512
Fannie Mae Pool BN4316
4.00% 01/01/49 15,122 14,103
Fannie Mae Pool BQ6913
2.00% 12/01/51 409,922,201 320,114,900
Fannie Mae Pool BQ7006
2.00% 01/01/52 97,840,147 76,374,590
Fannie Mae Pool BU1452
2.00% 01/01/52 248,460,740 193,795,662
Fannie Mae Pool BV2994
2.50% 04/01/52 2,465,940 2,013,470
Fannie Mae Pool BV8459
3.00% 04/01/52 128,086,999 108,904,097
Fannie Mae Pool BW9897
4.50% 10/01/52 82,700,270 77,886,838
Fannie Mae Pool CA0862
3.50% 09/01/47 1,936,396 1,741,777
Fannie Mae Pool CA0996
3.50% 01/01/48 26,427 23,820
Fannie Mae Pool CA1187
3.50% 02/01/48 29,942,075 26,933,649
Fannie Mae Pool CA1191
3.50% 11/01/47 2,261,073 2,033,822
Fannie Mae Pool CA1710
4.50% 05/01/48 67,428 64,386
Fannie Mae Pool CA1711
4.50% 05/01/48 6,544,794 6,249,526
Fannie Mae Pool CA2208
4.50% 08/01/48 14,132,608 13,495,017
Fannie Mae Pool CA2327
4.00% 09/01/48 20,554,571 19,126,417
Fannie Mae Pool CA2493
4.50% 10/01/48 3,791,084 3,620,150
Fannie Mae Pool CA3633
3.50% 06/01/49 14,689,408 13,239,567
Fannie Mae Pool CA4011
3.50% 08/01/49 14,169,592 12,431,019
Fannie Mae Pool CA5689
3.00% 05/01/50 51,166,410 44,367,218
Fannie Mae Pool CB0610
2.50% 05/01/51 54,236,415 44,725,009
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool CB2313
2.50% 12/01/51 $ 136,253,266 $ 112,105,131
Fannie Mae Pool CB2365
2.00% 09/01/51 147,477,628 115,259,226
Fannie Mae Pool CB2767
2.00% 01/01/52 66,110,700 51,772,211
Fannie Mae Pool CB3582
3.00% 05/01/52 14,905,776 12,739,149
Fannie Mae Pool CB3619
4.00% 05/01/52 147,825,557 135,419,036
Fannie Mae Pool CB5675
4.50% 02/01/53 47,004,470 44,293,942
Fannie Mae Pool CB6854
4.50% 08/01/53 33,844,988 31,951,405
Fannie Mae Pool FM2310
3.00% 01/01/48 7,785,078 6,773,778
Fannie Mae Pool FM2318
3.50% 09/01/49 129,709,921 116,738,122
Fannie Mae Pool FM2388
3.50% 04/01/48 13,183,187 11,916,227
Fannie Mae Pool FS1571
2.00% 04/01/52 34,381,730 26,788,155
Fannie Mae Pool FS1598
2.00% 04/01/52 91,726,675 71,467,850
Fannie Mae Pool FS1622
2.00% 03/01/52 181,942,706 142,138,485
Fannie Mae Pool FS2536
2.50% 02/01/52 3,433,988 2,811,887
Fannie Mae Pool FS2943
2.00% 02/01/51 37,744,387 29,589,698
Fannie Mae Pool FS3275
3.00% 04/01/52 18,404,140 15,654,113
Fannie Mae Pool FS5494
3.00% 07/01/52 144,507,109 122,848,245
Fannie Mae Pool FS7252
5.00% 11/01/53 76,626,690 73,969,402
Fannie Mae Pool MA1146
4.00% 08/01/42 14,870,085 14,005,512
Fannie Mae Pool MA1177
3.50% 09/01/42 19,957,011 18,172,525
Fannie Mae Pool MA1404
3.50% 04/01/43 41,356 37,599
Fannie Mae Pool MA1432
3.00% 05/01/33 29,058 27,442
Fannie Mae Pool MA1459
3.00% 06/01/33 13,808 13,027
Fannie Mae Pool MA1527
3.00% 08/01/33 20,186,783 19,029,256
Fannie Mae Pool MA1561
3.00% 09/01/33 12,873,988 12,137,791
Fannie Mae Pool MA1582
3.50% 09/01/43 6,952,438 6,320,770
Fannie Mae Pool MA1584
3.50% 09/01/33 19,223,749 18,389,468
Fannie Mae Pool MA1608
3.50% 10/01/33 13,558,589 12,970,850

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
33 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA1982
3.50% 08/01/34 $ 27,397 $ 26,130
Fannie Mae Pool MA2895
3.00% 02/01/47 35,164 30,575
Fannie Mae Pool MA2960
4.00% 04/01/47 16,927,570 15,716,764
Fannie Mae Pool MA3027
4.00% 06/01/47 12,767,047 11,853,838
Fannie Mae Pool MA3120
3.50% 09/01/47 990,394 890,853
Fannie Mae Pool MA3182
3.50% 11/01/47 21,096,464 18,976,145
Fannie Mae Pool MA3210
3.50% 12/01/47 36,602,182 32,923,447
Fannie Mae Pool MA3238
3.50% 01/01/48 31,676,367 28,492,706
Fannie Mae Pool MA3276
3.50% 02/01/48 12,469,764 11,216,479
Fannie Mae Pool MA3305
3.50% 03/01/48 16,509,107 14,844,218
Fannie Mae Pool MA3332
3.50% 04/01/48 45,483,689 40,896,811
Fannie Mae Pool MA3537
4.50% 12/01/48 8,580,741 8,193,850
Fannie Mae Pool MA3811
3.00% 10/01/49 5,132,231 4,322,543
Fannie Mae Pool MA3846
3.00% 11/01/49 28,157 23,715
Fannie Mae Pool MA3942
3.00% 02/01/50 10,169,138 8,564,801
Fannie Mae Pool MA3997
3.00% 04/01/50 12,391,072 10,353,169
Fannie Mae Pool MA4128
2.00% 09/01/40 109,523,230 92,145,583
Fannie Mae Pool MA4158
2.00% 10/01/50 157,125,213 123,373,286
Fannie Mae Pool MA4237
2.00% 01/01/51 2,134,035 1,668,258
Fannie Mae Pool MA4281
2.00% 03/01/51 34,701,207 27,190,326
Fannie Mae Pool MA4305
2.00% 04/01/51 77,992,999 61,075,459
Fannie Mae Pool MA4333
2.00% 05/01/41 63,684,237 53,263,293
Fannie Mae Pool MA4492
2.00% 12/01/51 86,048,255 67,169,771
Fannie Mae Pool MA4493
2.50% 12/01/51 137,508,196 112,557,831
Fannie Mae Pool MA4547
2.00% 02/01/52 17,143,057 13,371,328
Fannie Mae Pool MA4548
2.50% 02/01/52 162,326,276 132,772,076
Fannie Mae Pool MA4563
2.50% 03/01/52 198,399,482 161,995,615
Fannie Mae Pool MA4578
2.50% 04/01/52 323,162,641 263,602,859
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4626
4.00% 06/01/52 $ 471,246,051 $ 431,593,353
Fannie Mae Pool MA4701
4.50% 08/01/52 53,758,235 50,654,279
Fannie Mae Pool MA4733
4.50% 09/01/52 297,169,041 279,964,769
Fannie Mae Pool MA5038
5.00% 06/01/53 231,735,152 223,698,957
Fannie Mae REMICS,
Series 1999-11, Class Z
5.50% 03/25/29 5,963 5,991
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 42,414 43,718
Fannie Mae REMICS,
Series 2005-122, Class SG (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.92% 11/25/35
1
7,262 112
Fannie Mae REMICS,
Series 2005-92, Class US (IO)
(-1.00 X SOFR30A plus 5.99%, 6.10% Cap)
1.42% 10/25/25
1
982 2
Fannie Mae REMICS,
Series 2006-4, Class WE
4.50% 02/25/36 19,715 19,319
Fannie Mae REMICS,
Series 2006-49, Class SE
(-4.00 X SOFR30A plus 28.54%, 29.00% Cap)
10.27% 04/25/36
1
475,541 510,431
Fannie Mae REMICS,
Series 2007-17, Class SI (IO)
(-1.00 X SOFR30A plus 6.29%, 6.40% Cap)
1.72% 03/25/37
1
574,498 35,240
Fannie Mae REMICS,
Series 2007-34, Class SB (IO)
(-1.00 X SOFR30A plus 6.00%, 6.11% Cap)
1.43% 04/25/37
1
1,222,086 85,884
Fannie Mae REMICS,
Series 2007-64, Class FA
(SOFR30A plus 0.58%)
5.15% 07/25/37
1
1,669 1,658
Fannie Mae REMICS,
Series 2008-24, Class NA
6.75% 06/25/37 120,391 125,450
Fannie Mae REMICS,
Series 2010-116, Class SE (IO)
(-1.00 X SOFR30A plus 6.49%, 6.60% Cap)
1.92% 10/25/40
1
1,503,403 113,232
Fannie Mae REMICS,
Series 2010-17, Class SB (IO)
(-1.00 X SOFR30A plus 6.24%, 6.35% Cap)
1.67% 03/25/40
1
3,142,613 262,139
Fannie Mae REMICS,
Series 2010-43, Class KS (IO)
(-1.00 X SOFR30A plus 6.31%, 6.42% Cap)
1.74% 05/25/40
1
5,568,498 476,163

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 34
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2011-101, Class HE
4.00% 10/25/41 $ 6,340,284 $ 6,072,007
Fannie Mae REMICS,
Series 2011-111, Class DB
4.00% 11/25/41 6,076,766 5,744,043
Fannie Mae REMICS,
Series 2012-84, Class VZ
3.50% 08/25/42 5,076,712 4,673,248
Fannie Mae REMICS,
Series 2013-101, Class BO (PO)
0.00% 10/25/43
9
8,018,984 5,818,244
Fannie Mae REMICS,
Series 2013-101, Class CO (PO)
0.00% 10/25/43
9
4,738,538 3,450,984
Fannie Mae REMICS,
Series 2016-45, Class AF
(SOFR30A plus 0.61%)
5.18% 07/25/46
1
5,946,926 5,861,554
Fannie Mae REMICS,
Series 2016-72, Class FA
(SOFR30A plus 0.61%)
5.18% 10/25/46
1
12,273,131 12,089,828
Fannie Mae REMICS,
Series 2016-74, Class GF
(SOFR30A plus 0.61%)
5.18% 10/25/46
1
9,543,662 9,404,613
Fannie Mae REMICS,
Series 2016-75, Class FL
(SOFR30A plus 0.61%)
5.18% 10/25/46
1
9,520,357 9,382,882
Fannie Mae REMICS,
Series 2018-29, Class AP
3.50% 11/25/46 14,553,762 14,307,685
Fannie Mae REMICS,
Series 2018-38, Class LA
3.00% 06/25/48 11,861,808 10,351,717
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 13,880 13,231
Fannie Mae REMICS,
Series 2018-45, Class GA
3.00% 06/25/48 13,293,465 11,603,105
Fannie Mae REMICS,
Series 2018-57, Class QA
3.50% 05/25/46 4,630 4,599
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 387,199 382,222
Fannie Mae REMICS,
Series 2018-94, Class KD
3.50% 12/25/48 2,733,276 2,435,231
Fannie Mae REMICS,
Series 2019-1, Class AB
3.50% 02/25/49 1,097,391 989,066
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae REMICS,
Series 2019-1, Class KP
3.25% 02/25/49 $ 1,127,839 $ 996,724
Fannie Mae REMICS,
Series 2019-26, Class JE
3.00% 06/25/49 3,262,193 2,788,987
Fannie Mae REMICS,
Series 2019-45, Class PA
3.00% 08/25/49 12,571,981 10,913,966
Fannie Mae REMICS,
Series 2019-52, Class PA
3.00% 09/25/49 3,571,182 3,089,028
Fannie Mae REMICS,
Series 2019-67, Class FE
(SOFR30A plus 0.56%)
5.13% 11/25/49
1
23,685,756 23,296,489
Fannie Mae REMICS,
Series 2019-79, Class FA
(SOFR30A plus 0.61%)
5.18% 01/25/50
1
67,828 66,949
Fannie Mae Trust,
Series 2003-W2, Class 2A9
5.90% 07/25/42 13,425 13,368
Freddie Mac Gold Pool A24156
6.50% 10/01/31 27,575 28,400
Freddie Mac Gold Pool A25162
5.50% 05/01/34 592,941 603,687
Freddie Mac Gold Pool A39012
5.50% 06/01/35 14,605 14,881
Freddie Mac Gold Pool A54856
5.00% 01/01/34 1,276,768 1,280,840
Freddie Mac Gold Pool A61164
5.00% 04/01/36 3,664 3,672
Freddie Mac Gold Pool A97038
4.00% 02/01/41 4,607,823 4,352,390
Freddie Mac Gold Pool C01492
5.00% 02/01/33 149,138 149,582
Freddie Mac Gold Pool C04546
3.00% 02/01/43 8,866,850 7,866,152
Freddie Mac Gold Pool C04573
3.00% 03/01/43 10,720,146 9,515,389
Freddie Mac Gold Pool C46104
6.50% 09/01/29 2,570 2,615
Freddie Mac Gold Pool C55789
7.50% 10/01/27 303 304
Freddie Mac Gold Pool G00992
7.00% 11/01/28 166 170
Freddie Mac Gold Pool G01515
5.00% 02/01/33 187,128 187,685
Freddie Mac Gold Pool G02579
5.00% 12/01/34 304,865 305,528
Freddie Mac Gold Pool G02884
6.00% 04/01/37 979,637 1,020,411
Freddie Mac Gold Pool G02955
5.50% 03/01/37 1,416,473 1,441,652

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
35 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G03357
5.50% 08/01/37 $ 310,439 $ 316,070
Freddie Mac Gold Pool G03676
5.50% 12/01/37 958,036 975,416
Freddie Mac Gold Pool G03783
5.50% 01/01/38 728,954 742,227
Freddie Mac Gold Pool G03985
6.00% 03/01/38 5,035 5,245
Freddie Mac Gold Pool G04438
5.50% 05/01/38 2,075,843 2,117,623
Freddie Mac Gold Pool G04703
5.50% 08/01/38 1,621,529 1,654,135
Freddie Mac Gold Pool G04706
5.50% 09/01/38 65,829 67,147
Freddie Mac Gold Pool G05866
4.50% 02/01/40 6,677,772 6,509,872
Freddie Mac Gold Pool G06361
4.00% 03/01/41 8,996 8,523
Freddie Mac Gold Pool G06498
4.00% 04/01/41 9,083,609 8,605,181
Freddie Mac Gold Pool G06499
4.00% 03/01/41 3,979,378 3,769,944
Freddie Mac Gold Pool G07408
3.50% 06/01/43 9,891,447 9,076,155
Freddie Mac Gold Pool G07786
4.00% 08/01/44 77,161,936 72,649,091
Freddie Mac Gold Pool G07848
3.50% 04/01/44 48,231,989 44,109,925
Freddie Mac Gold Pool G07849
3.50% 05/01/44 6,424,900 5,867,734
Freddie Mac Gold Pool G07924
3.50% 01/01/45 7,151,828 6,503,016
Freddie Mac Gold Pool G07925
4.00% 02/01/45 5,114,584 4,812,556
Freddie Mac Gold Pool G08676
3.50% 11/01/45 17,537,534 15,872,944
Freddie Mac Gold Pool G08681
3.50% 12/01/45 11,745,846 10,630,979
Freddie Mac Gold Pool G08698
3.50% 03/01/46 606 547
Freddie Mac Gold Pool G08710
3.00% 06/01/46 71,096,583 61,902,712
Freddie Mac Gold Pool G08711
3.50% 06/01/46 5,003,988 4,516,758
Freddie Mac Gold Pool G08715
3.00% 08/01/46 97,401,637 84,806,121
Freddie Mac Gold Pool G08721
3.00% 09/01/46 9,846,193 8,572,930
Freddie Mac Gold Pool G08722
3.50% 09/01/46 22,134,243 19,979,071
Freddie Mac Gold Pool G08726
3.00% 10/01/46 105,968,752 92,265,377
Freddie Mac Gold Pool G08727
3.50% 10/01/46 19,668,701 17,753,595
Freddie Mac Gold Pool G08732
3.00% 11/01/46 65,225,080 56,790,483
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G08741
3.00% 01/01/47 $ 41,638,661 $ 36,254,147
Freddie Mac Gold Pool G08742
3.50% 01/01/47 31,722,572 28,633,802
Freddie Mac Gold Pool G08747
3.00% 02/01/47 14,679,645 12,781,343
Freddie Mac Gold Pool G08757
3.50% 04/01/47 11,523,426 10,378,983
Freddie Mac Gold Pool G08758
4.00% 04/01/47 8,859 8,236
Freddie Mac Gold Pool G08762
4.00% 05/01/47 8,886,190 8,261,370
Freddie Mac Gold Pool G08779
3.50% 09/01/47 44,583 40,156
Freddie Mac Gold Pool G08784
3.50% 10/01/47 39,209 35,315
Freddie Mac Gold Pool G08792
3.50% 12/01/47 33,696 30,350
Freddie Mac Gold Pool G08826
5.00% 06/01/48 6,233,372 6,128,948
Freddie Mac Gold Pool G08833
5.00% 07/01/48 3,605,557 3,545,156
Freddie Mac Gold Pool G08838
5.00% 09/01/48 1,892,992 1,861,280
Freddie Mac Gold Pool G08840
5.00% 08/01/48 559,531 550,158
Freddie Mac Gold Pool G08843
4.50% 10/01/48 4,518,514 4,320,472
Freddie Mac Gold Pool G08844
5.00% 10/01/48 5,102,873 5,017,388
Freddie Mac Gold Pool G08848
4.50% 11/01/48 784,853 750,454
Freddie Mac Gold Pool G08849
5.00% 11/01/48 1,777,002 1,747,234
Freddie Mac Gold Pool G60023
3.50% 04/01/45 7,686,701 7,009,079
Freddie Mac Gold Pool G60080
3.50% 06/01/45 80,219,959 72,835,610
Freddie Mac Gold Pool G60138
3.50% 08/01/45 63,915,530 58,195,792
Freddie Mac Gold Pool G60238
3.50% 10/01/45 24,594,603 22,329,424
Freddie Mac Gold Pool G60344
4.00% 12/01/45 59,270 55,551
Freddie Mac Gold Pool G67700
3.50% 08/01/46 18,862,393 17,096,496
Freddie Mac Gold Pool G67703
3.50% 04/01/47 135,737,225 123,029,510
Freddie Mac Gold Pool G67707
3.50% 01/01/48 70,695,644 64,197,933
Freddie Mac Gold Pool G67711
4.00% 03/01/48 40,194,875 37,487,957
Freddie Mac Gold Pool G67713
4.00% 06/01/48 357,874 333,570
Freddie Mac Gold Pool G67714
4.00% 07/01/48 58,651 54,607

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 36
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G67717
4.00% 11/01/48 $ 49,076,062 $ 45,694,266
Freddie Mac Gold Pool H00790
5.50% 05/01/37 3,730 3,798
Freddie Mac Gold Pool H05069
5.50% 05/01/37 58,625 59,693
Freddie Mac Gold Pool Q05804
4.00% 01/01/42 15,573,356 14,746,964
Freddie Mac Gold Pool U99097
3.50% 07/01/43 23,076,941 21,007,201
Freddie Mac Gold Pool V80356
3.50% 08/01/43 16,941,823 15,493,919
Freddie Mac Pool QD3162
2.00% 12/01/51 128,597,949 100,424,226
Freddie Mac Pool QD7213
2.00% 02/01/52 89,006,748 69,348,648
Freddie Mac Pool QE0312
2.00% 04/01/52 6,032,895 4,700,465
Freddie Mac Pool QE0521
2.50% 04/01/52 2,747,105 2,243,045
Freddie Mac Pool RA4201
2.00% 12/01/50 7,889,618 6,201,789
Freddie Mac Pool RA4398
2.00% 01/01/51 68,110,821 53,539,851
Freddie Mac Pool RA5285
2.50% 05/01/51 102,252,259 84,218,759
Freddie Mac Pool RA6507
2.00% 12/01/51 116,955,981 91,500,167
Freddie Mac Pool RE6029
3.00% 02/01/50 3,420,630 2,880,974
Freddie Mac Pool SD1178
2.00% 03/01/52 14,990,167 11,692,106
Freddie Mac Pool SD2148
4.50% 01/01/53 46,234,469 43,582,658
Freddie Mac Pool SD2322
4.50% 09/01/52 134,911,236 127,093,062
Freddie Mac Pool SD3302
2.00% 10/01/51 55,836,287 43,655,456
Freddie Mac Pool SD3890
3.00% 08/01/52 90,088,571 76,917,767
Freddie Mac Pool SD4636
3.00% 01/01/53 101,194,976 86,051,321
Freddie Mac Pool SD7502
3.50% 07/01/49 5,808,193 5,219,133
Freddie Mac Pool SD7503
3.50% 08/01/49 12,852,472 11,567,145
Freddie Mac Pool SD7511
3.50% 01/01/50 13,246,936 11,922,160
Freddie Mac Pool SD8121
2.00% 01/01/51 106,416 83,458
Freddie Mac Pool SD8182
2.00% 12/01/51 24,579,803 19,187,137
Freddie Mac Pool SD8188
2.00% 01/01/52 38,954,876 30,396,312
Freddie Mac Pool SD8189
2.50% 01/01/52 324,492,471 265,513,849
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Pool SD8193
2.00% 02/01/52 $ 73,214,931 $ 57,106,552
Freddie Mac Pool SD8199
2.00% 03/01/52 122,784,737 95,666,404
Freddie Mac Pool SD8205
2.50% 04/01/52 279,880,705 228,526,035
Freddie Mac Pool SD8211
2.00% 05/01/52 10,994,167 8,565,987
Freddie Mac Pool SD8213
3.00% 05/01/52 129,622,528 110,209,658
Freddie Mac Pool SD8220
3.00% 06/01/52 177,135,235 150,586,036
Freddie Mac Pool SD8245
4.50% 09/01/52 98,856,101 93,132,937
Freddie Mac Pool SD8266
4.50% 11/01/52 285,507,659 268,890,160
Freddie Mac Pool SD8362
5.50% 09/01/53 164,534,865 162,526,729
Freddie Mac Pool ZA5103
3.50% 12/01/47 102,242 91,969
Freddie Mac Pool ZA5128
3.50% 12/01/47 341,106 306,833
Freddie Mac Pool ZM1779
3.00% 09/01/46 10,725,015 9,325,305
Freddie Mac Pool ZM2285
3.00% 12/01/46 12,735,011 11,072,978
Freddie Mac Pool ZS4693
3.00% 12/01/46 12,707,453 11,049,017
Freddie Mac Pool ZS4768
3.50% 05/01/48 864,642 777,446
Freddie Mac Pool ZT0277
3.50% 10/01/46 1,237,984 1,117,316
Freddie Mac REMICS,
Series 1980, Class Z
7.00% 07/15/27 10,097 10,332
Freddie Mac REMICS,
Series 2098, Class TZ
6.00% 01/15/28 47,199 47,647
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 4,463 4,548
Freddie Mac REMICS,
Series 2313, Class LA
6.50% 05/15/31 1,466 1,483
Freddie Mac REMICS,
Series 2433, Class SA
(-2.60 X SOFR30A plus 20.63%, 20.93% Cap)
8.68% 02/15/32
1
3,220 3,529
Freddie Mac REMICS,
Series 2481, Class AW
6.50% 08/15/32 3,353 3,367
Freddie Mac REMICS,
Series 3019, Class SW (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
2.49% 08/15/35
1
476,552 46,103

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
37 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 3063, Class YG
5.50% 11/15/35 $ 1,255,267 $ 1,275,040
Freddie Mac REMICS,
Series 3300, Class SA (IO)
(-1.00 X SOFR30A plus 7.09%, 7.20% Cap)
2.49% 08/15/35
1
210,694 20,383
Freddie Mac REMICS,
Series 3752, Class XL
4.50% 11/15/40 21,628,507 21,024,241
Freddie Mac REMICS,
Series 3891, Class HS (IO)
(-1.00 X SOFR30A plus 5.84%, 5.95% Cap)
1.24% 07/15/41
1
2,610,125 193,924
Freddie Mac REMICS,
Series 3904, Class JB
4.50% 08/15/41 5,105,441 4,961,835
Freddie Mac REMICS,
Series 3925, Class LB
4.50% 09/15/41 9,215,000 8,845,270
Freddie Mac REMICS,
Series 3928, Class JD
4.00% 09/15/41 12,496,708 12,247,249
Freddie Mac REMICS,
Series 4102, Class TC
2.50% 09/15/41 3,588,995 3,475,617
Freddie Mac REMICS,
Series 4161, Class BA
2.50% 12/15/41 5,322,100 5,186,945
Freddie Mac REMICS,
Series 4656, Class EZ
4.00% 02/15/47 211,926 195,838
Freddie Mac REMICS,
Series 4818, Class CA
3.00% 04/15/48 998,410 865,807
Freddie Mac REMICS,
Series 4846, Class PA
4.00% 06/15/47 60,165 59,847
Freddie Mac REMICS,
Series 4852, Class CA
4.00% 11/15/47 4,912,869 4,856,299
Freddie Mac REMICS,
Series 4860, Class BH
3.50% 10/15/48 1,918,445 1,825,853
Freddie Mac REMICS,
Series 4860, Class PA
3.50% 02/15/49 1,791,183 1,592,029
Freddie Mac REMICS,
Series 4879, Class BC
3.00% 04/15/49 588,024 517,217
Freddie Mac REMICS,
Series 4896, Class DA
3.00% 01/15/49 577,977 508,171
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS,
Series 4937, Class MF
(SOFR30A plus 0.56%)
5.13% 12/25/49
1
$ 4,596,164 $ 4,510,084
Freddie Mac Strips,
Series 309, Class PO (PO)
0.00% 08/15/43
9
9,674,586 7,322,403
Freddie Mac Strips,
Series 319, Class F2
(SOFR30A plus 0.61%)
5.21% 11/15/43
1
1,732,115 1,711,269
Ginnie Mae (TBA)
2.50% 01/20/55 573,425,000 478,828,225
4.00% 01/20/55 369,325,000 340,260,600
4.50% 01/20/55 227,525,000 215,123,864
5.00% 01/20/55 464,100,000 450,209,951
5.50% 01/20/55 276,575,000 274,142,384
Ginnie Mae I Pool 782817
4.50% 11/15/39 7,501,438 7,306,223
Ginnie Mae I Pool AA5452
3.50% 07/15/42 61,893 56,713
Ginnie Mae II Pool 2631
7.00% 08/20/28 461 474
Ginnie Mae II Pool 3388
4.50% 05/20/33 1,192 1,171
Ginnie Mae II Pool 3427
4.50% 08/20/33 640 628
Ginnie Mae II Pool 3554
4.50% 05/20/34 527 516
Ginnie Mae II Pool 4058
5.00% 12/20/37 368 368
Ginnie Mae II Pool 4342
5.00% 01/20/39 514 516
Ginnie Mae II Pool 4520
5.00% 08/20/39 9,773 9,751
Ginnie Mae II Pool 5140
4.50% 08/20/41 21,683 21,105
Ginnie Mae II Pool 5175
4.50% 09/20/41 23,585 22,956
Ginnie Mae II Pool 5281
4.50% 01/20/42 6,675 6,497
Ginnie Mae II Pool 783591
4.50% 07/20/41 8,380 8,156
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 07/20/34
1
4,755 4,773
Ginnie Mae II Pool 81267
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 03/20/35
1
6,266 6,262
Ginnie Mae II Pool 81432
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
4.63% 08/20/35
1
7,782 7,815

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 38
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool 81497
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
3.75% 10/20/35
1
$ 6,755 $ 6,790
Ginnie Mae II Pool 8631
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
5.00% 05/20/25
1
86 86
Ginnie Mae II Pool 8644
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
5.50% 06/20/25
1
99 99
Ginnie Mae II Pool MA0627
4.50% 12/20/42 28,250 27,496
Ginnie Mae II Pool MA0701
4.50% 01/20/43 26,604 25,894
Ginnie Mae II Pool MA1157
3.50% 07/20/43 26,031 23,864
Ginnie Mae II Pool MA1997
4.50% 06/20/44 6,922 6,703
Ginnie Mae II Pool MA2374
5.00% 11/20/44 145,773 144,954
Ginnie Mae II Pool MA2756
4.50% 04/20/45 14,308 13,856
Ginnie Mae II Pool MA2828
4.50% 05/20/45 596,486 577,060
Ginnie Mae II Pool MA2894
4.50% 06/20/45 228,306 221,097
Ginnie Mae II Pool MA3036
4.50% 08/20/45 22,219 21,496
Ginnie Mae II Pool MA3309
3.00% 12/20/45 4,717 4,161
Ginnie Mae II Pool MA3456
4.50% 02/20/46 150,945 146,030
Ginnie Mae II Pool MA3521
3.50% 03/20/46 17,385,092 15,816,451
Ginnie Mae II Pool MA3524
5.00% 03/20/46 7,458 7,416
Ginnie Mae II Pool MA3597
3.50% 04/20/46 44,011,539 39,896,694
Ginnie Mae II Pool MA3600
5.00% 04/20/46 4,126,555 4,103,357
Ginnie Mae II Pool MA3662
3.00% 05/20/46 1,691,851 1,492,111
Ginnie Mae II Pool MA3663
3.50% 05/20/46 12,393,000 11,234,320
Ginnie Mae II Pool MA3665
4.50% 05/20/46 63,568 61,498
Ginnie Mae II Pool MA3666
5.00% 05/20/46 2,358,915 2,345,654
Ginnie Mae II Pool MA3738
4.50% 06/20/46 264,243 255,899
Ginnie Mae II Pool MA3739
5.00% 06/20/46 1,464,699 1,456,465
Ginnie Mae II Pool MA3805
4.50% 07/20/46 2,087,515 2,019,533
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA3806
5.00% 07/20/46 $ 109,094 $ 108,481
Ginnie Mae II Pool MA3873
3.00% 08/20/46 13,109,448 11,533,629
Ginnie Mae II Pool MA3876
4.50% 08/20/46 2,286,062 2,213,874
Ginnie Mae II Pool MA3877
5.00% 08/20/46 476,819 474,138
Ginnie Mae II Pool MA3937
3.50% 09/20/46 10,033,313 9,095,252
Ginnie Mae II Pool MA3939
4.50% 09/20/46 1,271,297 1,235,934
Ginnie Mae II Pool MA4003
3.00% 10/20/46 5,249,032 4,618,073
Ginnie Mae II Pool MA4006
4.50% 10/20/46 1,364,249 1,321,169
Ginnie Mae II Pool MA4007
5.00% 10/20/46 2,528,515 2,514,708
Ginnie Mae II Pool MA4069
3.50% 11/20/46 31,463,455 28,521,789
Ginnie Mae II Pool MA4071
4.50% 11/20/46 3,672,908 3,556,927
Ginnie Mae II Pool MA4072
5.00% 11/20/46 804,586 802,794
Ginnie Mae II Pool MA4126
3.00% 12/20/46 90,692,678 79,790,980
Ginnie Mae II Pool MA4127
3.50% 12/20/46 35,505,745 32,186,147
Ginnie Mae II Pool MA4129
4.50% 12/20/46 12,524,892 12,129,388
Ginnie Mae II Pool MA4196
3.50% 01/20/47 8,260 7,488
Ginnie Mae II Pool MA4198
4.50% 01/20/47 99,540 96,127
Ginnie Mae II Pool MA4199
5.00% 01/20/47 2,310,459 2,305,314
Ginnie Mae II Pool MA4264
4.50% 02/20/47 29,311,551 28,306,497
Ginnie Mae II Pool MA4265
5.00% 02/20/47 525,336 522,383
Ginnie Mae II Pool MA4324
5.00% 03/20/47 2,848,105 2,832,094
Ginnie Mae II Pool MA4384
4.50% 04/20/47 1,192,978 1,146,509
Ginnie Mae II Pool MA4385
5.00% 04/20/47 4,867,896 4,839,920
Ginnie Mae II Pool MA4453
4.50% 05/20/47 64,411,214 61,902,260
Ginnie Mae II Pool MA4454
5.00% 05/20/47 10,865,086 10,782,392
Ginnie Mae II Pool MA4510
3.50% 06/20/47 27,348 24,775
Ginnie Mae II Pool MA4511
4.00% 06/20/47 3,869,128 3,616,744
Ginnie Mae II Pool MA4512
4.50% 06/20/47 223,704 214,990

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
39 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA4513
5.00% 06/20/47 $ 199,340 $ 197,818
Ginnie Mae II Pool MA4586
3.50% 07/20/47 32,729,017 29,659,823
Ginnie Mae II Pool MA4588
4.50% 07/20/47 34,768 33,414
Ginnie Mae II Pool MA4589
5.00% 07/20/47 9,434,965 9,353,307
Ginnie Mae II Pool MA4652
3.50% 08/20/47 2,485,597 2,248,287
Ginnie Mae II Pool MA4655
5.00% 08/20/47 10,900,501 10,806,160
Ginnie Mae II Pool MA4719
3.50% 09/20/47 30,847,523 27,902,377
Ginnie Mae II Pool MA4720
4.00% 09/20/47 76,707 71,597
Ginnie Mae II Pool MA4722
5.00% 09/20/47 212,335 210,725
Ginnie Mae II Pool MA4781
5.00% 10/20/47 2,709,473 2,688,851
Ginnie Mae II Pool MA4838
4.00% 11/20/47 25,556,638 23,854,269
Ginnie Mae II Pool MA4840
5.00% 11/20/47 821,044 813,938
Ginnie Mae II Pool MA4900
3.50% 12/20/47 4,951,052 4,478,354
Ginnie Mae II Pool MA4901
4.00% 12/20/47 17,153,325 16,010,714
Ginnie Mae II Pool MA4961
3.00% 01/20/48 241,795 212,195
Ginnie Mae II Pool MA4963
4.00% 01/20/48 28,206,990 26,317,306
Ginnie Mae II Pool MA5078
4.00% 03/20/48 42,672 39,813
Ginnie Mae II Pool MA5137
4.00% 04/20/48 9,091,010 8,474,304
Ginnie Mae II Pool MA5399
4.50% 08/20/48 2,041,860 1,960,389
Ginnie Mae II Pool MA5466
4.00% 09/20/48 3,769,080 3,514,727
Ginnie Mae II Pool MA5467
4.50% 09/20/48 19,139 18,352
Ginnie Mae II Pool MA5528
4.00% 10/20/48 17,263,645 16,098,621
Ginnie Mae II Pool MA5530
5.00% 10/20/48 3,081,393 3,026,622
Ginnie Mae II Pool MA5651
4.00% 12/20/48 6,210 5,791
Ginnie Mae II Pool MA6030
3.50% 07/20/49 7,151,115 6,318,065
Ginnie Mae II Pool MA6080
3.00% 08/20/49 1,527 1,304
Ginnie Mae II Pool MA6081
3.50% 08/20/49 2,920,313 2,580,118
Ginnie Mae II Pool MA6209
3.00% 10/20/49 2,858,899 2,442,862
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA6210
3.50% 10/20/49 $ 1,466,148 $ 1,295,353
Ginnie Mae II Pool MA8347
4.50% 10/20/52 244,781,582 232,277,618
Ginnie Mae,
Series 2003-86, Class ZK
5.00% 10/20/33 2,419,301 2,428,321
Ginnie Mae,
Series 2007-35, Class PY (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.64%, 6.75% Cap)
2.24% 06/16/37
1
5,278,295 498,911
Ginnie Mae,
Series 2009-106, Class SD (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.14%, 6.25% Cap)
1.77% 03/20/36
1
4,406,253 304,377
Ginnie Mae,
Series 2009-106, Class XI (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
2.32% 05/20/37
1
10,917,775 931,317
Ginnie Mae,
Series 2009-124, Class SC (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.37%, 6.48% Cap)
2.00% 12/20/39
1
1,831,437 171,382
Ginnie Mae,
Series 2009-66, Class XS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.69%, 6.80% Cap)
2.29% 07/16/39
1
9,193 379
Ginnie Mae,
Series 2009-8, Class PS (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.19%, 6.30% Cap)
1.79% 08/16/38
1
2,027 5
Ginnie Mae,
Series 2010-4, Class SL (IO)
(-1.00 X CME Term SOFR 1-Month plus 6.29%, 6.40% Cap)
1.89% 01/16/40
1
23,692 2,116
Ginnie Mae,
Series 2010-4, Class SM (IO)
(-1.00 X CME Term SOFR 1-Month plus 5.69%, 5.80% Cap)
1.29% 01/16/40
1
4,307,646 309,447
Ginnie Mae,
Series 2011-146, Class EI (IO)
5.00% 11/16/41 56,479 10,735
Ginnie Mae,
Series 2014-108, Class PA
2.63% 12/20/39 3,685,032 3,473,941
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 574,270 512,189
Ginnie Mae,
Series 2019-1, Class NP
3.50% 01/20/49 5,295,753 4,789,404
Ginnie Mae,
Series 2019-119, Class JE
3.00% 09/20/49 3,714,503 3,207,154

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 40
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 $ 6,113,861 $ 5,485,680
Ginnie Mae,
Series 2019-44, Class CA
3.50% 12/20/48 15,758 15,696
Ginnie Mae,
Series 2019-71, Class PT
3.00% 06/20/49 686,372 592,191
Ginnie Mae,
Series 2019-86, Class C
2.50% 03/20/49 8,489,510 6,959,653
Ginnie Mae,
Series 2019-90, Class HE
3.00% 07/20/49 5,713,090 4,951,989
Ginnie Mae,
Series 2022-201, Class FB
(SOFR30A plus 1.25%)
5.85% 11/20/52
1
8,631,718 8,660,288
Ginnie Mae,
Series 2023-134, Class F
(SOFR30A plus 1.00%)
5.60% 08/20/53
1
45,890,226 45,720,237
Ginnie Mae,
Series 2024-30, Class DF
(SOFR30A plus 1.30%)
5.90% 02/20/54
1
77,573,666 78,042,633
UMBS (TBA)
2.00% 01/01/55 212,700,000 165,404,985
2.50% 01/01/55 211,075,000 171,870,246
3.00% 01/01/55 191,575,000 162,560,583
3.50% 01/01/55 559,375,000 494,719,081
4.00% 01/01/55 385,075,000 351,927,166
4.50% 01/01/55 314,500,000 295,683,780
5.00% 01/01/55 418,700,000 403,939,360
5.50% 01/01/55 333,500,000 328,986,244
13,753,285,683
Total Mortgage-Backed
(Cost $21,913,611,954) 20,060,117,189
MUNICIPAL BONDS — 0 .46% *
California — 0 .08%
Los Angeles Department of Airports Revenue Bonds, Port,
Airport and Marina Improvements, Series A
5.00% 05/15/44 185,000 190,141
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 17,955,000 11,808,415
3.26% 05/15/60 16,810,000 10,766,725
University of California, Taxable, College & University,
Revenue Bonds, University & College Improvements, Series
AP
3.93% 05/15/45 6,615,000 6,022,708
28,787,989
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Colorado — 0 .01%
City & County of Denver Airport System Revenue Bonds,
Series C
2.39% 11/15/31 $ 6,010,000 $ 5,165,270
New Jersey — 0 .00%
Jersey City Municipal Utilities Authority Revenue Bonds,
Water Utility Improvements, Series B
5.47% 05/15/27 185,000 187,653
New Jersey Turnpike Authority Revenue Bonds, Highway
Revenue, Series F
3.73% 01/01/36 300,000 263,997
451,650
New York — 0 .37%
City of New York General Obligation Bonds, Public
Improvements, Series D
5.99% 12/01/36 2,000,000 2,061,534
City of New York General Obligation Bonds, Public
Improvements, Series F
3.62% 04/01/31 3,145,000 2,938,719
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
5.51% 08/01/37 20,415,000 20,302,812
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series A2
2.15% 05/01/25 430,000 426,724
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series B3
2.00% 08/01/35 4,055,000 3,017,633
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.40% 11/01/32 12,135,000 10,112,145
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 3,090,000 2,471,103
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
FI
4.00% 08/01/33 6,450,000 5,980,614
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Subseries
SU
3.88% 08/01/31 3,135,000 2,953,397
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 13,135,000 13,264,248
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series A, Subseries A-2
4.60% 05/01/31 820,000 806,393
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series F, Subseries F-3
5.13% 02/01/35 1,250,000 1,249,323
5.15% 02/01/36 1,250,000 1,246,177
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Series G
2.45% 11/01/34 3,000,000 2,386,908

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
41 / December 2024
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 $ 44,990,000 $ 44,676,376
5.43% 03/15/39 21,300,000 21,231,973
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series A
4.00% 03/15/47 155,000 151,315
New York State Urban Development Corp. Revenue Bonds,
Public Improvements
5.77% 03/15/39 135,000 136,658
135,414,052
Texas — 0 .00%
Texas A&M University Revenue Bonds, University & College
Improvements, Series B
2.69% 05/15/25 350,000 347,906
Total Municipal Bonds
(Cost $201,363,863) 170,166,867
U.S. TREASURY SECURITIES — 29 .22%
U.S. Treasury Bonds — 10 .50%
U.S. Treasury Bonds
4.13% 08/15/44 776,382,000 703,353,568
4.50% 11/15/54 1,882,408,000 1,797,846,713
4.63% 11/15/44 1,412,237,000 1,370,200,890
3,871,401,171
U.S. Treasury Notes — 18 .72%
U.S. Treasury Notes
4.13% 11/30/29 2,954,406,908 2,922,075,370
4.25% 12/31/26 338,522,000 338,568,283
4.25% 11/15/34 1,596,187,000 1,555,658,823
4.38% 12/31/29 2,086,224,000 2,085,490,567
6,901,793,043
Total U.S. Treasury Securities
(Cost $11,081,909,966) 10,773,194,214
Total Bonds — 106 .65%
(Cost $41,923,992,188)
39,321,575,379
Issues Shares Value
COMMON STOCK — 0 .20%
Communications — 0 .20%
Intelsat Emergence SA
3,4,5,10
(Luxembourg) 2,400,250 73,057,609
Total Common Stock
(Cost $80,342,605)
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4 .57%
Money Market Funds — 4 .57%
Fidelity Investments Money Market Funds - Government
Portfolio
4.38%
11,12
14,139,234 $ 14,139,233
TCW Central Cash Fund
0.01%
11,13
1,669,838,049 1,669,838,049
Total Short-Term Investments
(Cost $1,683,977,282) 1,683,977,282
Total Investments - 111.42%
(Cost $43,688,312,075) 41,078,610,270
Liabilities in Excess of Other Assets - (11.42)% (4,210,355,602)
Net Assets - 100.00% $ 36,868,254,668
1
Floating rate security. The rate disclosed was in effect at December 31, 2024.
2
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $512,655,536, which is 1.39% of total net assets.
6
Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer - 7.19% cash or 1.50% payment-in-kind interest.
7
Payment-in-kind (“PIK”) security.
8
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
9
Zero coupon bond. The rate shown is the effective yield as of December 31, 2024.
10
Non-income producing security.
11
Represents the current yield as of December 31, 2024.
12
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $105,397.
13
Affiliated investment.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 42
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(MTN): Medium-Term Note
(NVS): Non-Voting Shares
(PO): Principal Only
(REIT): Real Estate Investment Trust
(RFUCCT): Refinitiv USD IBOR Consumer Cash Fallback
(SOFR): Secured Overnight Financing Rate
(SONIA): Sterling Overnight Index Average
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(TSFR): Term Secured Overnight Financing Rate

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
43 / December 2024
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 56,999,046 EUR 52,758,000 Goldman Sachs International 01/17/25 $ 2,331,385
USD 7,048,516 EUR 6,457,000 Citibank N.A. 01/17/25 357,794
USD 846,042,555 EUR 766,708,000 Bank of America N.A. 01/17/25 51,582,322
USD 130,789 GBP 103,000 The Bank of New York Mellon 01/17/25 1,811
USD 113,381,454 GBP 86,642,000 Citibank N.A. 01/17/25 4,886,694
USD 10,296,665 GBP 8,098,000 Goldman Sachs International 01/17/25 156,195
59,316,201
EUR 28,531,000 USD 30,666,407 Goldman Sachs International 01/17/25 (1,102,681)
EUR 42,537,000 USD 45,938,017 Bank of America N.A. 01/17/25 (1,861,321)
EUR 10,812,000 USD 11,489,004 State Street Global Markets LLC 01/17/25 (285,646)
EUR 8,605,000 USD 9,082,010 The Bank of New York Mellon 01/17/25 (165,538)
EUR 15,802,000 USD 17,296,613 Citibank N.A. 01/17/25 (922,634)
GBP 4,755,000 USD 5,957,899 Bank of America N.A. 01/17/25 (3,597)
GBP 13,088,000 USD 16,515,683 Goldman Sachs International 01/17/25 (126,641)
GBP 9,626,000 USD 12,201,245 The Bank of New York Mellon 01/17/25 (147,385)
GBP 3,283,000 USD 4,170,935 Citibank N.A. 01/17/25 (59,900)
(4,675,343)
NET UNREALIZED APPRECIATION $ 54,640,858
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 72,289 03/31/25 $ 14,863,296,182 $ 4,547,552 $ 4,547,552
U.S. Treasury Five-Year Note 13,642 03/31/25 1,450,208,581 (8,552,018) (8,552,018)
U.S. Treasury Ten-Year Ultra Bond 643 03/20/25 71,573,937 (836,794) (836,794)
16,385,078,700 (4,841,260) (4,841,260)
FUTURES CONTRACTS: SHORT POSITIONS
Euro-Bund Future 3,279 03/06/25 (453,082,776) 12,457,504 12,457,504
Euro-Bobl Future 423 03/06/25 (51,624,624) 668,900 668,900
Euro-Buxl 30 Year 334 03/06/25 (45,888,307) 3,001,852 3,001,852
Euro-Schatz Future 231 03/06/25 (25,590,865) 113,352 113,352
Long Gilt Future 168 03/27/25 (19,443,360) 223,096 223,096
U.S. Treasury Ultra Bond 78 03/20/25 (9,274,688) 264,014 264,014
(604,904,620) 16,728,718 16,728,718
TOTAL FUTURES CONTRACTS $ 15,780,174,080 $ 11,887,458 $ 11,887,458

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 44
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
(Received)
Unrealized
Appreciation
SWAPS: INTEREST RATE
Interest Rate Swap
1
06/16/53 GBP-SONIA-OIS Annual 3.25% Annual $ 11,460 $ 2,462,686 $ (170,074) $ 2,632,760
Interest Rate Swap
1
12/20/53
USD-SOFR-
COMPOUND Annual 3.52% Annual 461,741 34,506,677 — 34,506,677
TOTAL SWAPS CONTRACTS $ 473,201 $ 36,969,363 $ (170,074) $ 37,139,437
1
Centrally cleared.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
45 / December 2024
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago
Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods used by the Adviser included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as
Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods used by the Adviser, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
December 2024 / 46
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2024 is as follows:
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
TOTAL RETURN BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 1,683,977,282 $ — $ — $ 1,683,977,282
Long-Term Investments:
Asset-Backed Securities — 1,926,376,970 69,752,349 1,996,129,319
Bank Loans — 609,448,654 3,796,127 613,244,781
Common Stock — — 73,057,609 73,057,609
Corporates — 5,528,041,813 2,798,119 5,530,839,932
Foreign Government Obligations — 177,883,077 — 177,883,077
Mortgage-Backed Securities — 19,693,069,730 367,047,459 20,060,117,189
Municipal Bonds — 170,166,867 — 170,166,867
U.S. Treasury Securities 10,773,194,214 — — 10,773,194,214
Other Financial Instruments
*
Assets:
Foreign Currency Exchange Contracts
Foreign Currency Risk — 59,316,201 — 59,316,201
Futures Contracts
Interest Rate Risk 21,276,270 — — 21,276,270
Swaps Agreements
Interest Rate Risk — 36,969,363 — 36,969,363
Liabilities:
Foreign Currency Exchange Contracts
Foreign Currency Risk — (4,675,343) — (4,675,343)
Futures Contracts
Interest Rate Risk (9,388,812) — — (9,388,812)
Total $ 12,469,058,954 $ 28,196,597,332 $ 516,451,663 $ 41,182,107,949
*Other financial instruments include foreign currency exchange contracts, futures and swaps.

Total Return Bond Fund
Schedule of Portfolio Investments
December 31, 2024 (Unaudited)
47 / December 2024
For the period ended December 31, 2024, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
TOTAL RETURN
BOND FUND
ASSET-BACKED
SECURITIES
BANK
LOANS
COMMON
STOCK CORPORATES
MORTGAGE-
BACKED
SECURITIES TOTAL
Balance as of
April 1, 2024 $ 53,913,791 $ — $ 64,506,719 $ 3,030,429 $ 370,866,545 $ 492,317,484
Accrued discounts/premiums (1,525,353) 22,830 — (14,715) (1,155,128) (2,672,366)
Realized (loss) — (8,746) — (2,018) — (10,764)
Change in unrealized appreciation
(depreciation)* 223,986 (971,025) 8,550,890 (195,483) 5,322,646 12,931,014
Purchases 18,600,000 4,869,879 — — — 23,469,879
Sales (1,460,075) (116,811) — (20,094) (7,986,604) (9,583,584)
Transfers into Level 3** — — — — — —
Transfers out of Level 3** — — — — — —
Balance as of
December 31, 2024
$ 69,752,349 $ 3,796,127 $ 73,057,609 $ 2,798,119 $ 367,047,459 $ 516,451,663
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2024 was $12,931,014 and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2024.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2024, are as follows:
TOTAL RETURN BOND FUND
FAIR VALUE AT
12/31/24
VALUATION
TECHNIQUE* UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $65,717,520 Broker Quote Offered Quote $91.22 - $100.87 $97.26 Increase
Asset-Backed Securities $4,034,829 Third-Party Vendor Vendor Prices $1.40 $1.40 Increase
Bank Loans $3,796,127 Third-Party Vendor Vendor Prices $61.50 - $76.00 $67.23 Increase
Common Stock $73,057,609 Third-Party Vendor Vendor Prices $30.44 $30.44 Increase
Corporate Securities $2,798,119 Third-Party Vendor Vendor Prices $95.07 $95.07 Increase
Mortgage-Backed
Securities-Non-Agency $5,307,801 Third-Party Vendor Vendor Prices $0.85 - $97.86 $11.31 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $361,739,658 Broker Quote Offered Quote $99.13 - $101.51 $100.47 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
Investment transactions in the shares of affiliated issuers for the period ended December 31, 2024 were as follows:
VALUE AT
BEGINNING
OF YEAR PURCHASES SALES
DIVIDEND/
INTEREST
VALUE AT
END
OF PERIOD
SHARES
HELD AT END
OF PERIOD
REALIZED
GAIN
(LOSS)
CHANGE IN
UNREALIZED
APPRECIATION
Homer City Holdings LLC
*
$— $— $(590,352) $— $— — $(64,597,088) $65,187,440
TCW Central Cash Fund $— $21,615,938,049 $(19,946,100,000) $45,765,814 $1,669,838,049 1,669,838,049 $— $—
* Affiliates not held at period end.